                                                                                 Registration No. 33-30471
                                                                                         File No. 811-5871

                                    SECURITIES AND EXCHANGE COMMISSION
                                           WASHINGTON, DC 20549

                                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                     [X]

Pre-Effective Amendment No. _____                                                                             [   ]

Post-Effective Amendment No. 23                                                                                 [X]

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     [X]

Amendment No. 26                                                                                                [X]

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                                  CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
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                            (Exact Name of Registrant as Specified in Charter)

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                            6803 South Tucson Way, Centennial, Colorado 80112
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                           (Address of Principal Executive Offices) (Zip Code)

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                                              1.303.768.3200
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                           (Registrant's Telephone Number, including Area Code)

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                                           Robert G. Zack, Esq.
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                                          OppenheimerFunds, Inc.
                      225 Liberty Street, 11th Floor, New York, New York 10281-1008
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                                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[X]      On August 23, 2007 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On _______________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]    This  post-effective   amendment   designates  a  new  effective  date  for  a  previously  filed post-effective amendment.

Centennial California Tax Exempt Trust

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Prospectus dated August 23, 2007

                                                             Centennial California Tax Exempt Trust is a money
                                                             market mutual fund. It seeks the maximum current income
                                                             exempt from federal and California personal income
                                                             taxes for individual investors as is consistent with
                                                             preservation of capital. The Trust invests in
                                                             short-term, high-quality "money market" securities.

                                                             This prospectus contains important information about
                                                             the Trust's objective, its investment policies,
                                                             strategies and risks.  It also contains important
                                                             information about how to buy and sell shares of the
                                                             Trust and other account features.  Please read this
                                                             prospectus carefully before you invest and keep it for
                                                             future reference about your account.

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Trust's
securities nor has it determined that this prospectus is
accurate or complete.  It is a criminal offense to
represent otherwise.

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CONTENTS

                           A B O U T  T H E  T R U S T

                           The Trust's Investment Objective and Strategies

                           Main Risks of Investing in the Trust

                           The Trust's Past Performance

                           Fees and Expenses of the Trust

                           About the Trust's Investments

                           How the Trust is Managed

                           A B O U T  Y O U R  A C C O U N T

                           How to Buy Shares
                           Automatic Purchase and Redemption Programs
                           Direct Shareholders

                           How to Sell Shares
                           Automatic Purchase and Redemption Programs
                           Direct Shareholders

                           How to Exchange Shares

                           Shareholder Account Rules and Policies

                           Dividends, Capital Gains and Taxes

                           Financial Highlights

29

                                                             3
A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum current interest income exempt from federal and
California personal income taxes for individual investors as is consistent with the preservation of capital.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  Money market securities are short-term, U.S. dollar denominated debt instruments issued by the U.S. and state governments, domestic and foreign corporations and financial institutions and other entities.  They include, for example, municipal securities, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations. To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

The Trust normally attempts to invest 100% of its assets in municipal securities and as a fundamental policy, the Trust will invest under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in investments the income from which is exempt from federal and California personal income taxes for individuals in the opinion of bond counsel to the respective issuer.  Such investments may include obligations of the State of California and its political subdivisions, agencies and instrumentalities or obligations of commonwealths or territories of the
United States, or their agencies, instrumentalities or authorities the interest from which is not subject to federal and
California personal income tax in the opinion of bond counsel to the respective issuer.  Securities that generate income that is subject to alternative minimum taxes will not count towards that 80% threshold. The balance of the Trust's assets can be invested in investments the income from which may be taxable. The Trust will not invest more than 20% of its net assets in municipal securities the income on which may be a tax preference item that would increase an individual investor's alternative minimum tax.

WHO IS THE TRUST DESIGNED FOR? The Trust is designed for investors who are seeking income exempt from federal and
California personal income taxes at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00. Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds.  The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

         All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.  If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation or changes in federal or state tax rates, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

Risks of Focusing on Investments in California Municipal Securities.  The Trust generally invests a significant portion of its assets in California municipal securities. Because the Trust invests primarily in California municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California and its municipalities, authorities and other instrumentalities that issue securities.  These may include state or local legislation or policy changes, erosion of the tax base of the state or one or more particular localities, the effects of possible terrorist acts or natural disasters, or other economic or credit problems affecting the state generally or any individual locality (which may directly or indirectly affect the state as a whole).  Having a higher percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of a single state, could result in greater credit risk exposure to a smaller number of issuers due to economic, regulatory or political problems in California.
         These risks are disclosed in more detail in the Trust's Statement of Additional Information.  The Trust is a
         "non-diversified" fund, however, it is currently subject to certain diversification requirements under rules for money market funds under federal law.

TAXABILITY RISK.  The Trust will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes.  Subsequent to the Trust's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income.  As a result, the treatment of dividends previously paid or to be paid by the Trust as "exempt-interest dividends" could be adversely affected, subjecting the Trust's shareholders to increased federal income tax liabilities.

         Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If the Trust held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends. It might also impact the price at which the Trust could sell that bond.

On May 21, 2007, the U.S. Supreme Court (the "Court") agreed to review a Kentucky Court of Appeals decision that held that Kentucky's tax on interest income derived from bonds issued by states other than Kentucky unconstitutionally discriminates against interstate commerce. At issue in the case, Department of Revenue v. Davis, is a Kentucky statute that exempts from Kentucky state income taxes the interest income derived from bonds issued by the Commonwealth of
Kentucky or its subdivisions but does not exempt the interest income derived from bonds issued by other states or their subdivisions.

The Court is expected to hear the case sometime in or after October 2007. It is not possible to predict when the Court will act or what the Court will decide, but its decision could have a substantial impact on municipal finance, including the issuance and relative yields on municipal securities of particular states, and on mutual funds that focus on municipal investments. Among the possible outcomes of the case are the following:

o        The Court may rule in favor of the Commonwealth of Kentucky, in which case the Kentucky statute would be deemed to be valid and the state's current rules governing the taxation of income derived from municipal bonds would not change.

o        The Court may rule against the Commonwealth of Kentucky by upholding the ruling handed down by the Kentucky Court of Appeals and declaring the statute to be unconstitutional.  Because the case arises under the federal constitution, the Court's decision may be applied in other states that have similar statutes. The Court's decision might affect the rationale for investing in single-state municipal bond funds because, depending on the relative yields of the municipal bonds of the various states, this could reduce the attractiveness from an income tax perspective, of a state's own municipal bonds to its residents.

o        The Court may also remand the case to the Kentucky courts for further consideration consistent with instructions provided by the Court.

The case is not expected to affect the federal tax exemption for interest derived from municipal bonds.

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An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
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The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and average annual total returns for the 1-, 5- and 10- year periods.  Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/07 through 6/30/07 the cumulative total return (not annualized) was 1.44%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 0.79% (4th  'Q
00) and the lowest return (not annualized) for a calendar quarter was 0.03% (3rd `Q 03).

Average Annual Total Returns

for the periods ended December 31, 2006                           1 Year          5 Years       10 Years

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                                                                  ---------------               ---------------------

Centennial California Tax Exempt Trust (inception 6/12/90)        2.74%           1.17%         1.85%

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The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

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The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.  To obtain the Trust's current seven day yield, please call the Transfer Agent toll-free at 1.800.525.9310.
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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly.  The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the Trust's expenses during the fiscal year ended June 30, 2007.

SHAREHOLDER FEES.   The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging
Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in
"How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

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  Management Fees*                                                  0.50%

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  Distribution and/or Service (12b-1) Fees                          0.20%
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  Other Expenses                                                    0.07%

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  Total Annual Operating Expenses                                   0.77%

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Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year.  That undertaking may be amended or withdrawn at any time.
For the Trust's fiscal year ended June 30, 2007, the transfer agent fees did not exceed the expense limitations.

* The Management fee is shown without giving effect to a voluntary expense assumption by the Manager.  That expense assumption had no impact on the Trust's "Management fees" or the "Total Annual Operating Expenses" during its last fiscal year. The voluntary expense assumption may be amended or withdrawn at any time. That waiver is described in "Advisory
Fees" on page 12.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions.  The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

   --------------------------- -------------------------- -------------------------- -------------------------
   1 year                      3 years                    5 years                    10 years
   --------------------------- -------------------------- -------------------------- -------------------------
   --------------------------- -------------------------- -------------------------- -------------------------

   $79                         $247                       $429                       $958

   --------------------------- -------------------------- -------------------------- -------------------------

About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act of 1940 (the "Investment Company Act").  The Statement of Additional Information
contains more detailed information about the Trust's investment policies and risks.

         The Trust's investment manager, Centennial Asset Management Corporation (referred to in this prospectus as the
Manager), tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased.  The rate of the Trust's income will vary, generally reflecting changes in overall short-term interest rates.
There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In? Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates.  All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the Investment Company Act and the special procedures set by the Board described briefly below.  The following is a brief description of the types of money market instruments the Trust can invest in.

     o   Municipal Securities.  The Trust buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations.  These are debt obligations issued by or on behalf of the State of California, other states and the District of Columbia, their political subdivisions (such as cities, towns and counties), or any commonwealth or territory of the United States, or by their agencies, instrumentalities and authorities, if the interest paid on the security is not subject to federal and California individual income tax in the opinion of bond counsel to the issuer.  All of these types of debt obligations are referred to as "municipal securities" in this prospectus.

o        Other Money Market Instruments.  Up to 20% of the Trust's assets can be invested in investments, the income from which may be taxable.  The Trust's taxable investments include repurchase agreements, municipal securities issued to benefit a private user and certain temporary investments.  These investments are described below under "Other
         Investment Strategies" or in the Statement of Additional Information.  Normally, the Trust will not invest more than 20% of its total assets in taxable investments.

         Additionally, the Trust can buy other money market instruments that the Manager approves under procedures adopted by its Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

What Standards Apply to the Trust's Investments?  Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The Trust can buy only those instruments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees.  The Trust's Board of Trustees has adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

         In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality" investments are:
o        rated in one of the two highest short-term rating categories of two national rating organizations, or
o        rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or
o        unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

         The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks.  No security's maturity will exceed the maximum time permitted under Rule 2a-7 (currently 397 days). Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this prospectus.
         Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The Trust's investment objective is a fundamental policy.  Some of the investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this prospectus or the Statement of Additional Information says that it is.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.
         Variable rates are adjustable at stated periodic intervals.  Floating rates are automatically adjusted in relation to a specified market rate or benchmark for such investments, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7 (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule 2a-7.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them. These techniques have risks.  The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

"When-Issued" and "Delayed-Delivery" Transactions.  The Trust may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery.  The Trust does not intend to make such purchases for speculative purposes.  During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Trust if the value of the security declines prior to the settlement date.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The Trust can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.  Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality.  They often contain "non-appropriation"
         clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

         If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment of facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment.
         Some of these obligations might not have an active trading market and would be subject to the Trust's limits on
         "illiquid" securities described below.  From time to time the Trust can invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Trust's
         Board of Trustees.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Trust will not invest more than 10% of its net assets in illiquid securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the
         Trust or additional costs.

Demand Features and Guarantees.  The Trust can invest a significant percentage of its assets in municipal securities that have demand features, guarantees or similar credit and liquidity enhancements.  A demand feature permits the holder of the security to sell the security within a specified period of time at a stated price and entitles the holder of the security to receive an amount equal to the approximate amortized cost of the security plus accrued interest.  A guarantee permits the holder of the security to receive, upon presentment to the guarantor, the principal amount of the underlying security plus accrued interest when due or upon default. A guarantee is the unconditional obligation of an entity other than the issuer of the security.  Demand features and guarantees can effectively:
o        shorten the maturity of a variable or floating rate security,
o        enhance the security's credit quality, and
o        enhance the ability to sell the security.

         The aggregate price for a security subject to a demand feature or a guarantee may be higher than the price that would otherwise be paid for the security without the guarantee or the demand feature.  When the Trust purchases securities subject to guarantees or demand features, there is an increase in the cost of the underlying security and a corresponding reduction in its yield. Because the Trust invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Trust.  Therefore, an investment in the Trust may be riskier than an investment in other types of money market funds.

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do
         so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Trust's net assets that can be subject to repurchase agreements of seven days or less.  Income earned on repurchase transactions is not tax exempt and accordingly, under normal market conditions, the Trust will limit its investments in repurchase transactions to 20% of its total assets.

Temporary Defensive and Interim Investments. In times of unstable adverse market, political or economic conditions, the
         Trust can invest up to 100% of its assets in temporary defensive or interim investments that are inconsistent with the Trust's principal investment objective.  These temporary investments can include:

o        obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities,
o        bankers' acceptances; taxable commercial paper rated in the highest category by a rating organization,
o        short-term taxable debt obligations rated in one of the two highest rating categories of a rating organization,
o        certificates of deposit of domestic banks, and
o        repurchase agreements.

         To the extent the Trust assumes a temporary defensive position, a significant portion of the Trust's distributions may be subject to federal and California income taxes.

PORTFOLIO HOLDINGS.  The Trust's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Trust within 60 days after the close of the period for which such report is being made. The Trust also discloses of its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the
Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission. Therefore, portfolio holdings of the
Trust are made publicly available no later than 60 days after the close of each of the Trust's fiscal quarters.

         A description of the Trust's policies and procedures with respect to the disclosure of the Trust's portfolio securities is available in the Trust's Statement of Additional Information.

How the Trust is Managed

THE MANAGER.  The investment advisor for the Trust is the Manager, Centennial Asset Management Corporation, a wholly owned subsidiary of OppenheimerFunds, Inc.  The Manager chooses the Trust's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Trust's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

         The Manager has been an investment advisor since 1978. The Manager and its parent company and controlled affiliates managed more than $250 billion in assets as of June 30, 2007, including other Oppenheimer and Centennial funds with more than 6 million shareholder accounts.  The Manager is located at 6803 South Tucson Way, Centennial, Colorado
80112.

Advisory Fees. Under the investment advisory agreement, the Trust pays the Manager an advisory fee at an annual rate that declines on additional assets as the Trust grows: 0.500% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.450% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.400% of the net assets in excess of $1 billion.  The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. Additionally, effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield.  The Manager reserves the right to amend or terminate either voluntary expense assumption at any time. The Trust's management fees for the fiscal year ended June 30, 2007 was 0.50% of the Trust's average annual net assets both before and after the expense assumption noted above.

         A discussion of the matters considered by the Trust's Independent Trustees, in approving the Trust's investment advisory agreement, is included in the Trust's semi-annual report to shareholders for the period ended December 31, 2006.

Portfolio Manager.  The Trust's portfolio is managed by Cameron T. Ullyatt who is primarily responsible for the day-to-day management of the Trust's investments.

         Mr. Ullyatt, CFA, has been a portfolio manager of the Trust since July 2006. He has been a Vice President of the
         Manager and OppenheimerFunds, Inc. since July 2006. Mr. Ullyatt is an officer of 2 other portfolios in the
         OppenheimerFunds complex. Mr. Ullyatt previously worked as an Assistant Vice President since December 2000 and analyst for the Manager and OppenheimerFunds, Inc. since January 1999.

         The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts he manages and his ownership of Trust shares.

A B O U T Y O U R  A C C O U N T

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD?  Shares of the Trust are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that the Trust will maintain a stable net asset value of $1.00 per share.

         The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor (Centennial Asset Management Corporation) or the Sub-Distributor
(OppenheimerFunds Distributor, Inc.) receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the Sub-Distributor as described below. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

How is the Trust's Net Asset Value Determined?  The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon and at 4:00 p.m., on each day the New York Stock Exchange (the "NYSE") is open for trading (referred to in this prospectus as a "regular business day"). All references to time in this prospectus are to "Eastern time."

         The net asset value per share is determined by dividing the value of the Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Trust's Board of Trustees, the Trust uses the amortized cost method to value its securities to determine net asset value.

         The shares of the Trust offered by this prospectus are considered to be Class A shares for the purposes of exchanging them or reinvesting distributions among other eligible funds that offer more than one class of shares.

         If, after the close of the principal market on which a security held by the Trust is traded, and before the time the Trust's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Trust's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

HOW MUCH MUST YOU INVEST?  You can open an account with a minimum initial investment described below, depending on how you buy and pay for your shares.  You can make additional purchases at any time with as little as $25.  The minimum investment requirements do not apply to reinvesting distributions from the Trust or other eligible funds (a list of them appears in the Statement of Additional Information, or you can ask your broker/dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED? You can buy shares in one of several ways:

Buying Shares Through a Broker/Dealer's Automatic Purchase and Redemption Program.  You can buy shares of a Trust through a broker/dealer that has a sales agreement with the Trust's Distributor or Sub-Distributor that allows shares to be purchased through the broker/dealer's Automatic Purchase and Redemption Program. Shares of the Trust are sold mainly to customers of participating broker/dealers that offer the Trust's shares under these special purchase programs.  If you participate in an Automatic Purchase and Redemption Program established by your broker/dealer, your broker/dealer buys shares of the Trust for your account with the broker/dealer.  Program participants should also read the description of the program provided by their broker/dealer.

Buying Shares Through Your Broker/Dealer.  If you do not participate in an Automatic Purchase and Redemption Program, you
         can buy shares of the Trust through any broker/dealer that has a sales agreement with the Distributor or
         Sub-Distributor.  Your broker/dealer will place your order with the Distributor on your behalf. A broker/dealer may charge for that service.

Buying Shares Directly Through the Sub-Distributor.  You can also purchase shares directly through the Trust's
         Sub-Distributor.  Shareholders who make purchases directly and hold shares in their own names or who purchase shares through broker/dealers and hold their shares in their own names are referred to as "direct shareholders"
         in this prospectus.

         The Sub-Distributor may appoint certain servicing agents to accept purchase (and redemption) orders, including broker/dealers that have established Automatic Purchase and Redemption Programs.  The Distributor or Sub-Distributor, in
their sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM.  If you buy shares of a Trust through your broker/dealer's Automatic Purchase and Redemption Program, your broker/dealer will buy your shares for your Program Account and will hold your shares in your broker/dealer's name.  These purchases will be made under the procedures described in "Guaranteed Payment
Procedures" below.  Your Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker/dealer.  You should direct all questions about your Automatic Purchase and Redemption Program to your broker/dealer, because the Trust's Transfer Agent does not have access to information about your account under that Program.

Guaranteed Payment Procedures.  Some broker/dealers may have arrangements with the Distributor to enable them to place purchase orders for shares of the Trust and to guarantee that the Trust's custodian bank will receive Federal
         Funds to pay for the shares prior to specified times. Broker/dealers whose clients participate in Automatic
         Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of the Trust.

o        If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day.
          Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o        If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 4:00 p.m. that day.
          Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o        If the Distributor receives a purchase order between 12:00 Noon and 4:00 p.m. on a regular business day with the broker/dealer's guarantee that the Trust's custodian bank will receive payment for those shares in Federal Funds by 4:00 p.m. the next regular business day, the order will be effected at the net asset value determined at 4:00
          p.m. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES?  Direct shareholders can buy shares of the Trust by completing a Centennial Funds new account application and sending it to the Sub-Distributor, OppenheimerFunds Distributor, Inc., P.O. Box 5143, Denver,
Colorado 80217.  Payment must be made by check or by Federal Funds wire as described below.  If you don't list a broker/dealer on the application, the Sub-Distributor, will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Trust is appropriate for you.

         The Trust intends to be as fully invested as possible to maximize its yield.  Therefore, newly purchased shares normally will begin to accrue distributions after the Sub-Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check.  Direct shareholders may pay for purchases of shares of the Trust by check. Send your check, payable to
         "OppenheimerFunds Distributor, Inc.," along with your application and other documents to the address listed above.  Your check must be payable in U.S. dollars and drawn on a U.S. bank. Distributions will begin to accrue on the next regular business day after the Sub-Distributor accepts your purchase order.  The minimum initial investment for direct shareholders by check is $500.

Payment by Federal Funds Wire.  Direct shareholders may pay for purchases of shares of the Trust by Federal Funds wire.
         You must also forward your application and other documents to the address listed above. Before sending a wire, call the Sub-Distributor's Wire Department at 1.800.525.9310 (toll-free from within the U.S.) or 303.768.3200
         (from outside the U.S.) to notify the Sub-Distributor of the wire, and to receive further instructions.

         Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the application are received by the Sub-Distributor and accepted by 12:00 Noon.  If the Sub-Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00
p.m. on the purchase date, distributions will begin to accrue on the shares on the next regular business day.  The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans.  Direct shareholders can purchase shares of the Trust automatically each month by authorizing the Trust's Transfer Agent to debit your account at a U.S. domestic bank or other financial institution.  Details are in the Automatic Investment Plan Application and the Statement of Additional
         Information.  The minimum monthly purchase is $25.

Service (12b-1) Plan.  The Trust has adopted a service plan.  It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust.  Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust.  The
         Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources)
         to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager, the Distributor and the Sub-Distributor,
in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's, the Distributor's and/or the
Sub-Distributor's own resources, including from the profits derived from the advisory fees the Manager, the Distributor and the Sub-Distributor receives from the Trust. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager, the Distributor and the Sub-Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Trust to these financial intermediaries. These payments by the Manager, the Distributor or the Sub-Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Trust" in this prospectus because they are not paid by the Trust.

       "Financial intermediaries" are firms that offer and sell Trust shares to their clients, or provide shareholder services to the Trust, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Trust's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Trust shares, and insurance companies that offer variable annuity or variable life insurance products.

       In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing"
payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as
"revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Trust and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Trust or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Trust for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager, the Distributor or the Sub-Distributor may
reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority ("FINRA"), formerly known as the NASD)
designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures.
However, the Manager does not consider a financial intermediary's sale of shares of the Trust or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

       Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Trust shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the
Manager, Distributor or the Sub-Distributor's relationship with the intermediary. The Manager, Distributor and the
Sub-Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager, Distributor or the
Sub-Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager, Distributor and the Sub-Distributor benefit from the incremental management and other fees they receive with respect to those assets.

       Payments may also be made by the Manager, the Distributor, the Sub-Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Trust shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

         The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager, Distributor or the Sub-Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager, Distributor or the Sub-Distributor and their affiliates, or any other fees or expenses it charges.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received by the Sub-Distributor or your authorized financial intermediary in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES?  If you participate in an Automatic Purchase and Redemption Program sponsored by your broker/dealer, you must redeem shares held in your Program Account by contacting your broker/dealer firm, or you can redeem shares by writing checks as described below.  You should not contact the Trust or its Transfer Agent directly to redeem shares held in your Program Account.  You may also arrange (but only through your broker/dealer) to have the proceeds of redeemed Trust shares sent by Federal Funds wire, as described below in "Sending Redemption Proceeds by Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES?  Direct shareholders can redeem their shares by writing a letter to the
Transfer Agent, by wire, by using the Trust's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.525.9310 for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Trust from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check.
     o   The redemption check is not payable to all shareholders listed on the account statement.
     o   The redemption check is not sent to the address of record on your account statement.
     o   Shares are being transferred to an account with a different owner or name.
     o   Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can Direct Shareholders Have Their Signatures Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a letter of instruction that includes:
         o    Your name,
         o    The Trust's name,
         o    Your account number (from your account statement),
         o    The dollar amount or number of shares to be redeemed,
         o    Any special payment instructions,
         o    Any share certificates for the shares you are selling,
         o    The signatures of all registered owners exactly as the account is registered, and
         o    Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

------------------------------------------------------------ ---------------------------------------------------------
-----------------------------------------------------------  --------------------------------------------------------
Use the following address for                                Send courier or express mail
-----------------------------------------------------------  requests to:
requests by mail:                                            Shareholder Services, Inc.
Shareholder Services, Inc.                                   10200 E. Girard Avenue, Building D
P.O. Box 5143                                                Denver, Colorado 80231
Denver, Colorado 80217-5143
                                                             ---------------------------------------------------------

How Can Direct Shareholders Sell Shares by Telephone?  Direct shareholders and their broker/dealer representative of record may also sell shares by telephone.  To receive the redemption price calculated on a particular regular business day, the Transfer Agent, or its designated agent, must receive the request by 4:00 p.m. on that day. You may not redeem shares held under a share certificate by telephone.  To redeem shares through a service representative, call 1.800.525.9310.  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any seven day period.  This service is not available within 30 days of changing the address on an account.

Sending Redemption Proceeds By Wire.  While the Transfer Agent normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each request.  To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at
         1.800.525.9310.  If you hold your shares through your broker/dealer's Automatic Purchase and Redemption Program, you must contact your broker/dealer to arrange a Federal Funds wire.

Can Direct Shareholders Submit Requests by Fax?  Direct shareholders may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT?  Automatic Purchase and Redemption Program participants may write checks against the account held under their Program, but must arrange for checkwriting privileges through their broker/dealers.
Direct shareholders may write checks against their account by requesting that privilege on the account application or by contacting the Transfer Agent for signature cards.  They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1,
2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

     o   Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trust's custodian bank.
     o   Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o        Checks must be written for at least $250.
     o   Checks cannot be paid if they are written for more than your account value.
     o   You may not write a check that would require the Trust to redeem shares that were purchased by check or Automatic
         Investment Plan payments within the prior 10 days.
     o   Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES?  The Trust does not charge a fee to redeem shares of the Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or eligible fund.  Generally, there is no fee to redeem shares of the Trust bought by exchange of shares of another Centennial Trust or eligible fund.
However,

o        if you acquired shares of  a Trust by exchanging Class A shares of another eligible fund that you bought subject to the Class A contingent deferred sales charge, and
o        those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the
         Trust, then
o        you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of the Trust can be exchanged for shares of certain other Centennial Trusts or other eligible funds, depending on whether you own your shares through your broker/dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES? If you participate in an Automatic Purchase and Redemption Program sponsored by your broker/dealer, you may exchange shares held in your Program Account for shares of Centennial Money
Market Trust, Centennial Government Trust, Centennial Tax Exempt Trust, Centennial California Tax Exempt Trust and
Centennial New York Tax Exempt Trust (referred to in this prospectus as the "Centennial Trusts"), if available for sale in your state of residence by contacting your broker/dealer and obtaining a prospectus of the selected Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES?  Direct shareholders can exchange shares of the Trust for Class A shares of certain eligible funds listed in the Statement of Additional Information. Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds.  For example, you can exchange shares of the Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of the Trust. To exchange shares, you must meet several conditions:

     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The selected fund must offer the exchange privilege.
     o   When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
     o   You must meet the minimum purchase requirements for the selected fund.
     o   Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
     o   Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

For tax purposes, an exchange of shares of the Trust is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging. An exchange may result in a capital gain or loss. Since shares of a Trust normally maintain a $1.00 net asset value, in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

Direct shareholders can find a list of eligible funds currently available for exchanges in the Statement of Additional
Information or you can obtain one by calling a service representative at 1.800.525.9310.  The list of eligible funds can change from time to time.

You may pay a sales charge when you exchange shares of the Trust.  Because shares of the Trust are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of the Trust for shares of other eligible funds that are sold subject to a sales charge. You will not pay a sales charge when you exchange shares of the Trust purchased by reinvesting distributions from the Trust or other eligible funds, or when you exchange shares of the Trust purchased by exchange of shares of an eligible fund on which you paid a sales charge.

How Do Direct Shareholders Submit Exchange Requests?  Direct shareholders may request exchanges in writing or by telephone:

     o   Written Exchange Requests.  Send a request letter, signed by all owners of the account to the Transfer Agent at the address on the back cover.  Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

     o   Telephone Exchange Requests.  Telephone exchange requests may be made by calling a service representative at
         1.800.525.9310.  Telephone exchanges may be made only between accounts that are registered with the same name(s)
         and address.  Shares for which share certificates have been issued may not be exchanged by telephone.

Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The exchange privilege affords investors the ability to switch their investments among eligible funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Trust shares may interfere with the Manager's ability to manage the Trust's investments efficiently, increase the fund's transaction and administrative costs and/or affect the
Trust's performance, depending on various factors, such as the size of the Trust, the nature of its investments, the amount of Trust assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the
Trust might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Trust's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Trust's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o        Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o        Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer or Centennial funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o        Exchanges of Client Accounts by Financial Advisers.  The Trust and the Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless that authority has been revoked). A fund or the Transfer Agent may limit or refuse exchange requests submitted financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o        Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. Further details are provided under "How to Sell Shares."

o        Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The
         Trust may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o        Right to Terminate or Suspend Account Privileges.  The Transfer Agent may send a written warning to direct shareholders that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o        Omnibus Accounts.  If you hold your shares of the Trust through a financial intermediary such as a broker/dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan that holds your shares in an account under its name (these are sometimes referred to as
         "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Trust, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the
Trust's policies to their customers who invest indirectly in the Trust, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name"
accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker/dealer or other financial institution, or
(b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the
Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners.  If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Trust that appropriate action has been taken to curtail any excessive trading activity. However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Trust's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o        30-Day Limit.  A direct shareholder may exchange all or some of the shares of the Trust held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into another fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Trust's books showing the name, address and tax ID number of the beneficial owner.

o        Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of any money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o        Dividend Reinvestments.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund will not be considered exchanges for purposes of imposing the 30-day limit.

o        Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other
         Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o        Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Trust's policies and procedures for buying, selling and exchanging shares is contained in the
Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time it believes it is in the Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the
         Trust at any time. The Trust will provide you notice whenever it is required to do so by applicable law.  If an account has more than one owner, the Trust and the Transfer Agent may rely on the instructions of any one owner.
         Telephone privileges apply to each owner of the account and the broker/dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing.  The Transfer
         Agent and the Trust will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.
         However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker/dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check.

Involuntary redemptions of small accounts may be made by the Trust if the account value has fallen below $250 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor or Sub-Distributor for losses from the cancellation of share purchase orders.

Federal regulations may require the Trust to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
         Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Trust or the Transfer Agent may use this information to attempt to verify your identity.  The Trust may not be able to establish an account if the necessary information is not received.  The Trust may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Trust is unable to verify your identity after your account is established, the Trust may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Trust your correct, certified Social Security or
         Employer Identification Number when you sign your application, or if you under-report your income to the Internal
         Revenue Service.

To avoid sending duplicate copies of materials to households, the Trust will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Trust's privacy policy to shareholders having the same last name and address on the Trust's records. The consolidation of these mailings, called householding, benefits the Trust through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.525.9310.  You may also notify the Transfer Agent in writing.  Individual  copies of  prospectuses,  reports and privacy  notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  To maintain a net asset value of $1.00 per share, the Trust might withhold dividends or make distributions from capital or capital gains.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Trust from the purchase payment for such shares.

CAPITAL GAINS.  The Trust normally holds its securities to maturity and therefore will not usually pay capital gains.
Although the Trust does not seek capital gains, the Trust could realize capital gains on the sale of its portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  The Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions?  For Automatic Purchase and Redemption Programs, dividends and distributions are automatically reinvested in additional shares of the selected Trust.  For direct shareholders, when you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:

o        Reinvest All Distributions in the Trust.  You can elect to reinvest all dividends and capital gains distributions in additional shares of the Trust.
o        Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Trust while receiving other types of distributions by check or having them sent to your bank account.
o        Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank.
o        Reinvest Your Distributions in Another Account.  You can reinvest all distributions in the same class of shares of another eligible fund account you have established, provided that the selected fund is available for exchange.

Under the terms of the Automatic Purchase and Redemption Program, your broker/dealer can redeem shares to satisfy debit balances arising in your Program Account. If that occurs, you will be entitled to dividends on those shares as described in your Program Agreements.

TAXES. Exempt interest dividends paid from net investment income earned by the Trust on municipal securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax.
If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

         Dividends paid by the Trust from interest on California municipal securities will be exempt from California individual income taxes, if at the close of each quarter at least 50% of the value of the Trust's assets are invested in debt obligations that pay interest exempt from California individual income taxes. Dividends paid from income from municipal securities of issuers outside California will normally be subject to California individual income taxes.

         Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year the Trust will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

         The Trust intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.  It qualified during its last fiscal year.  The Trust, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions.  Because the Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by the Trust may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Trust's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Trust share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Trust (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, the Trust's independent registered public accounting firm, whose report, along with the Trust's financial statements, is included in the
Statement of Additional Information, which is available on request.
12 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST FINANCIAL HIGHLIGHTS -------------------------------------------------------------------------------- YEAR ENDED JUNE 30, 2007 2006 2005 2004 2003 -------------------------------------------------------------------------------------------------------------------------- PER SHARE OPERATING DATA -------------------------------------------------------------------------------------------------------------------------- Net asset value, beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 -------------------------------------------------------------------------------------------------------------------------- Income from investment operations--net investment income and net realized gain .03 1 .02 1 .01 1 -- 2 .01 -------------------------------------------------------------------------------------------------------------------------- Dividends and/or distributions to shareholders: Dividends from net investment income (.03) (.02) (.01) -- 2 (.01) Distributions from net realized gain -- 2 -- -- -- -- ------------------------------------------------------------------- Total dividends and/or distributions to shareholders (.03) (.02) (.01) -- 2 (.01) -------------------------------------------------------------------------------------------------------------------------- Net asset value, end of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 =================================================================== -------------------------------------------------------------------------------------------------------------------------- TOTAL RETURN 3 2.91% 2.27% 1.13% 0.21% 0.52% -------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------- RATIOS/SUPPLEMENTAL DATA -------------------------------------------------------------------------------------------------------------------------- Net assets, end of period (in thousands) $179,385 $182,065 $165,862 $139,892 $152,856 -------------------------------------------------------------------------------------------------------------------------- Average net assets (in thousands) $190,423 $184,956 $148,312 $149,559 $156,348 -------------------------------------------------------------------------------------------------------------------------- Ratios to average net assets: 4 Net investment income 2.84% 2.25% 1.11% 0.21% 0.52% Total expenses 0.77% 5 0.76% 6 0.77% 5 0.78% 5,6 0.76% 5,6 1. Per share amounts calculated based on the average shares outstanding during the period. 2. Less than $0.005 per share. 3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares. 4. Annualized for periods less than one full year. 5. Reduction to custodian expenses less than 0.005%. 6. Voluntary reimbursement of expenses less than 0.005%.

INFORMATION AND SERVICES
For More Information on Centennial California Tax Exempt Trust
The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Trust's investment policies, risks, and operations.  It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Trust's investments and performance is available in the
Trust's Annual and Semi-Annual Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the
Trust's privacy policy and other information about the Trust or your account:

---------------------------------------------- ---------------------------------------------------------------------------
By Telephone:                                  Call Shareholder Services, Inc. toll-free:
                                               1.800.525.9310

---------------------------------------------- ---------------------------------------------------------------------------
---------------------------------------------- ---------------------------------------------------------------------------
By Mail:                                       Write to:
                                               Shareholder Services, Inc.
                                               P.O. Box 5143
                                               Denver, Colorado 80217-5143
---------------------------------------------- ---------------------------------------------------------------------------
---------------------------------------------- ---------------------------------------------------------------------------
On the Internet:                               You can request these documents by e-mail or through the OppenheimerFunds website. You may also read or download certain documents on the
                                               OppenheimerFunds website at: www.oppenheimerfunds.com
---------------------------------------------- ---------------------------------------------------------------------------

Information about the Trust including the Statement of Additional Information can be reviewed and copied at the
Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange Commission at 1.202.942.8090.  Reports and other information about the Trust are available on the EDGAR database on the Securities and Exchange Commission's Internet
website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange Commission's e-mail address: publicinfo@sec.gov or by writing to the Securities and Exchange Commission's
Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                                                  The Trust's shares are distributed by:
The Trust's SEC File No.: 811-5871  Centennial Asset Management Corporation

PR0180.001.0807
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

         Graphic material included in prospectus of Centennial California Tax Exempt Trust (the "Trust") under the heading:  "Annual Total Returns (as of 12/31 each year)."

         Bar chart will be included in the prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

------------------------------------------------ -------------------------------------------------
Calendar Year Ended:                             Annual Total Returns
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------

------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/97                                         2.91%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/98                                         2.57%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/99                                         2.47%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/00                                         2.94%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/01                                         1.76%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/02                                         0.61%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/03                                         0.29%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/04                                         0.48%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------
12/31/05                                         1.75%
------------------------------------------------ -------------------------------------------------
------------------------------------------------ -------------------------------------------------

12/31/06                                         2.74%

------------------------------------------------ -------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 Centennial California Tax Exempt Trust
-------------------------------------------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310

Statement of Additional Information dated August 23, 2007.

         This Statement of Additional Information ("SAI") is not a prospectus.  This document contains additional information about the Trust and supplements information in the Prospectus dated August 23, 2007.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's Transfer Agent, Shareholder
Services, Inc., at P.O. Box 5143, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                                                             Page
About the Trust
Additional Information about the Trust's Investment Policies and Risks.............................................
     The Trust's Investment Policies...............................................................................
     Other Investment Strategies...................................................................................
     Other Investment Restrictions.................................................................................
     Disclosure of Portfolio Holdings..............................................................................
How the Trust is Managed...........................................................................................
     Organization and History......................................................................................
     Board of Trustees and Oversight Committees....................................................................
     Trustees and Officers of the Trust............................................................................
     The Manager...................................................................................................
Service Plan.......................................................................................................
Payments to Trust Intermediaries...................................................................................
Performance of the Trust...........................................................................................

About Your Account
How To Buy Shares..................................................................................................
How To Sell Shares.................................................................................................
How To Exchange Shares.............................................................................................
Dividends and Taxes................................................................................................
Additional Information About the Trust.............................................................................

Financial Information About the Trust
Report of Independent Registered Public Accounting Firm............................................................
Financial Statements...............................................................................................

Appendix A: Description of Securities Ratings...................................................................A-1

                                                      52
                                                         2
  ---------------------------------------------------------------------------------------------------------------
   ABOUT THE TRUST
  ---------------------------------------------------------------------------------------------------------------

Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.
This SAI contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management Corporation (referred to as the "Manager"), will select for the
Trust. Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

         The Trust will not make investments with the objective of seeking capital growth.  However, the value of the securities held by the Trust may be affected by changes in general interest rates.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.  Conversely, if interest rates decrease after a security is purchased, its value would rise.  However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

         The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares.  In such cases, the Trust may realize a capital gain or loss on the security.

         There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Trust may invest are described in the
Prospectus under "About the Trust's Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

         |X|  Municipal Bonds.  We have classified municipal securities having a maturity (when the security is issued) of more than one year as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "industrial development" and "private activity") bonds. They may have fixed, variable or floating rates of interest, as described below.

         Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is 5 to 10 years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Trust might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

o        General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest.
Issuers of general obligation bonds include states, counties, cities, towns, school districts and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o        Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities;
colleges and universities; and hospitals.

         Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

o        Industrial Development Bonds.  Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

         o    Private Activity Bonds.  The Tax Reform Act of 1986 amended and reorganized, under the Internal
Revenue Code of 1986, as amended (the "Internal Revenue Code"), the rules governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or, "industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of "qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3) organizations. Normally, the Trust will not invest more than
20% of its total assets in private activity municipal securities or other taxable investments.

         Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

         Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

         The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

         Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

         Interest on certain qualified private activity bonds that is tax-exempt may nonetheless be treated as a tax preference item subject to the alternative minimum tax to which certain taxpayers are subject.  If such qualified private activity bonds were held by the Fund, a proportionate share of the exempt-interest dividends paid by the Fund would constitute an item of tax preference to such shareholders.

         |X|  Municipal Notes.  Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Trust can invest in are described below.

o        Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.
Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o        Revenue Anticipation Notes.  These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

o        Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o        Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

         |X|  Tax Exempt Commercial Paper.  This type of short-term obligation (usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

         |X|  Municipal Lease Obligations.  The Trust's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

         Some municipal lease securities may be deemed to be "illiquid" securities. Their purchase by the Trust would be limited as described below in "Illiquid Securities." From time to time the Trust may invest more than 5%
of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:
o        the frequency of trades and price quotations for such securities;
o        the number of dealers or other potential buyers willing to purchase or sell such securities;
o        the availability of market-makers; and
o        the nature of the trades for such securities.

         While the Trust holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

         Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

         Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources.  That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

         In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Trust. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Trust.

|X|      Tender Option Bond Programs. The Trust may also invest a significant portion of its assets in tender option bond programs. Tender option bond programs are a type of municipal bond derivative security that provide for tax-free income at a variable rate. In such programs, high quality longer-term municipal bonds are held inside a trust and varying economic interests in the bonds are created and sold to investors. One class of investors earns interest at a rate based on current short-term tax-exempt interest rates and may tender its holdings at par to the program sponsor at agreed upon intervals. This share class is an eligible security for municipal money market fund investments. A second class of investors has a residual income interest (earning any net income produced by the underlying bonds that exceeds the variable income paid to the other class of investors) and bears the risk that the underlying bonds decline in value due to changes in market interest rates.
The Funds do not invest in this second class of shares. Under the terms of such programs, both investor classes bear the risk of loss that would result from a default on the underlying bonds as well as from other potential, yet remote, credit or structural events.

Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.  The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated
prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7
(which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

         Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.  The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.
Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

         Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.  Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are eligible securities.  The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

Ratings of Securities - Portfolio Quality, Maturity and Diversification.  Under Rule 2a-7 of the Investment
Company Act of 1940 ("Investment Company Act"), the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the Manager, under procedures approved by the Board of Trustees, has determined have minimal credit risk and, as such, are "eligible securities."

|X|      Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the SEC.  Eligible securities may be "first tier" or "second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations.  If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.  U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities. A second tier security is any eligible security that is not a first tier security.

         The Trust may also buy second tier "conduit securities."  These eligible securities are securities rated by rating organizations but are not first tier securities.  Conduit securities are municipal securities such as industrial development or revenue bonds issued to finance non-government projects.  The payment of the principal and interest on a conduit security is not the obligation of the municipal issuer, but is the obligation of another person who is ultimately responsible for the payment of principal and interest, such as the user of the facility.  The Trust may not invest more than 5% of its total assets in second tier conduit securities.

         The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.  These criteria require a high quality short term or long-term rating (depending on the security) from a rating organization.  Unrated securities the Trust may buy include asset backed securities and securities subject to "demand features" or "guarantees."

         The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

         If a security's rating is downgraded, the Manager or the Board of Trustees may have to reassess the security's credit risk.  If a security is downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an
"eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the Manager learning of the downgrade, the Manager will provide the Board of Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

|X|      Diversification.  With respect to 75% of its total assets, the Trust cannot invest more than 5% of its total assets in securities issued by one issuer.  It cannot invest more than 5% of its total assets in securities of one issuer unless the security is a first tier security.  The Trust also cannot invest more than 1% of its total assets or $1.0 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.  For a refunded security, the Trust is considered to have the U.S.
government securities underlying the refunded security.  For conduit securities, the Trust considers the issuer to be the person ultimately responsible for payment of the obligation.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the "special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

         The Trust may buy a security subject to a demand feature or guarantee.  In this case, with respect to
75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the security or the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.  However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit its investments to no more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

|X|      Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess of the maximum permitted maturity under Rule
2a-7 which is currently 397 days from the date of purchase.  The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

|X|      Demand Features and Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.  The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversifications requirements described above.  The Trust considers the person which issues the demand feature as the person to which the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

         When the Trust buys municipal securities, it may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  Another type of demand feature purchased in conjunction with a Municipal Security enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.  The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The Trust will enter into these transactions only with banks and dealers which, in the
Manager's opinion, present minimal credit risks.  The Trust's purchases of demand features are subject to the provisions of Rule 2a-7 under the Investment Company Act.

         The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.  Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party.  The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the
Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

Other Investment Strategies

When-Issued and Delayed Delivery Transactions.  As stated in the Prospectus, the Trust may invest in municipal securities on a "when-issued" or "delayed delivery" basis. Payment for and delivery of the securities shall not exceed 120 days from the date the offer is accepted.  The purchase price and yield are fixed at the time the buyer enters into the commitment.  During the period between the time of commitment and settlement, no payment is made by the Trust to the issuer and no interest accrues to the Trust from this investment.  However, the Trust intends to be as fully invested as possible and will not invest in when-issued securities if its income or net asset value will be materially adversely affected.  At the time the Trust makes the commitment to purchase a municipal security on a when-issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value.  It will also segregate cash or other liquid high quality municipal securities equal in value to the commitment for the when-issued securities. While when-issued securities may be sold prior to settlement date, the Trust intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons.  There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.

Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion or a broker-dealer with a net capital of at least $50 million and which has been designated a primary dealer in government securities). They must meet credit requirements set by the
Manager from time to time.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  Repurchase agreements are considered "loans" under the Investment Company Act collateralized by the underlying security.  The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the "SEC"), the Trust,
along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S.
government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Illiquid and Restricted Securities.  Under the policies and procedures established by the Trust's Board of
Trustees, the Manager determines the liquidity of certain of the Trust's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

         Illiquid securities the Trust can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity, repurchase agreements maturing in more than seven days, fixed time deposits subject to withdrawal penalties which mature in more than seven days, and other securities that cannot be sold freely due to legal or contractual restrictions on resale. Contractual restrictions on the resale of illiquid securities might prevent or delay their sale by the Trust at a time when such sale would be desirable.

         There are restricted securities that are not illiquid that the Trust can buy.  They include certain master demand notes redeemable on demand, and short-term corporate debt instruments that are related to current transactions of the issuer and therefore are exempt from registration as commercial paper.  Illiquid securities include repurchase agreements maturing in more than seven days, or certain participation interests other than those with puts exercisable within seven days.

Bank Loan Participation Agreements.  The Trust may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.  Thus, the Trust must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Trust may experience a reduction in income.

Loans of Portfolio Securities.  To attempt to increase its income, the Trust may lend its portfolio securities to qualified borrowers (other than in repurchase transactions).  There are risks in connection with securities lending. The Trust might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Trust presently does not intend to lend securities; but if it does, these loans cannot exceed 25% of the value of the Trust's total assets.  Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

         The Trust must receive collateral for a loan.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Trust is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Trust.

         When it lends securities, the Trust receives amounts equal to the dividends or interest on the loaned securities.  It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower.  The Trust may pay reasonable finder's, administrative or other fees in connection with these loans.  The terms of the Trust's loans must meet applicable tests under the Internal
Revenue Code and must permit the Trust to reacquire loaned securities on five days' notice or in time to vote on any important matter.

Special Considerations Relating to California Municipal Obligations

         Because the Trust invests primarily in California tax-exempt securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California
(sometimes referred to in this section as the "State") and its municipalities, authorities and other instrumentalities that issue such securities.  The following information is based on information available as of the date of this Statement of Additional Information primarily from official statements and prospectuses relating to securities offerings of the State, the latest of which is dated June 20, 2007.

General Economic Conditions

         The economy of the State is the largest among the 50 states and one of the largest in the world.  The diversified economy of the State has major components in high technology, trade, entertainment, agriculture, tourism, manufacturing, construction and services. Certain of the State's significant industries, such as high technology, are sensitive to economic disruptions in their export markets.

         In early 2001, California's economy slipped into a recession, which was concentrated in the state's high-tech sector and, geographically, in the San Francisco Bay Area.  The economy has since recovered with
887,100 jobs gained between July 2003 and March 2007 compared with 362,000 jobs lost between January 2001 and
July 2003.  The economy got off to a fast start in 2006, but declining housing sectors increasingly weighed on the economy as the year progressed.  Cooling housing sectors continued to slow the economy in the first quarter of 2007.  The downturn in the housing sector will likely last longer than anticipated in the Governor's Budget forecast.

         Growth in taxable sales fell to 3.9 percent in 2006 from 7.4 percent in 2005.  New vehicle registration fell in 2006 and were also down from a year ago in the first two months of 2007.  Decreased vehicle registration and reduced home building likely contributed to the slowdown in taxable sales growth.

         California's geographic location subjects it to earthquake risks.  It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area.  The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect
State and local governmental budgets.

State Budgets

         2006 Budget Act. The State's 2006 Budget Act (adopted in June 2006 for the fiscal year ending June 30,
2007) forecasted $93.9 billion in General Fund revenues and transfers, $101.3 billion in expenditures, and after application of the prior year's $9.5 billion General Fund balance, a positive General Fund balance of $2.2 billion.  The State's Legislative Analyst's Office (the "LAO"), in its Analysis of the 2007-08 Budget Bill Report
issued on February 21, 2007 (the "LAO February 2007 Report"), estimates General Fund revenues and transfers of
$94.1 billion, expenditures of $102.1 billion and a positive General Reserve balance of $1.9 billion for the
2006-07 fiscal year.  The May Revision to the Governor's Budget for 2007-08, released in May 2007 (the "2007 May
Revision"), projects General Fund revenues and transfers of $95.7 billion, expenditures of $102.3 billion and a positive General Reserve balance of $3.7 billion for the 2006-07 fiscal year.  The 2007 Budget Act, as of June
30, 2007, projects that the 2006-07 fiscal year will end with revenues and transfers of $94.5 billion, expenditures of $102.1 billion and a reserve of $2.9 billion.

         2007 Budget Act.  The Governor's Budget for the 2007-08 fiscal year, released in January 2007, projects
General Fund revenues and transfers for the fiscal year ended June 30, 2008 of $101.3 billion, expenditures at
$103.1 billion, and a year-end General Fund reserve of $2.1 billion.  The LAO February 2007 Report projects revenues and transfers of $101.3 billion, expenditures of $103.9 billion and a negative General Reserve balance of $726 million for the 2007-08 fiscal year (approximately $2.8 billion less than that assumed in the budget estimate).

         The LAO believes that the Governor's budget is based on a number of optimistic assumptions.  Using LAO estimates of revenue and expenditures under the Governor's plan, LAO estimates that the State would conclude
2007-08 with a $726 million deficit, and would face a continuing structural shortfall thereafter.  The difference in these numbers is due principally to LAO's lower estimates of revenue in both the current and budget years, but also due to higher expenditure estimates, primarily related to Proposition 98.  Adoption of the plan would also leave the State with large operating shortfalls in future years, unless additional corrective actions are taken.
The LAO recommends finding additional budget savings and/or revenue to address the near- and longer-term shortfalls and also reducing the amount of supplemental repayments on deficit-financing bonds relative to the
$1.6 billion proposed in the budget.

         The 2007 May Revision projected that the General Fund revenues are expected to be $97.7 billion in
2006-07 and $101.3 billion in 2007-08.  This represents an increase of $1.2 billion in 2006-07 and a reduction of
$24 million compared to the Governor's January budget.  The May Revision projected General Fund revenues and transfers for the fiscal year ended June 30, 2008 of $101.3 billion, expenditures at $103.8 billion, and a year-end General Fund reserve of $2.2 billion.  The May Revision proposes to increase General Fund expenditures in 2007-08 by $1.5 billion or 1.5 percent over the level of spending in 2006-07.  Most General Fund spending is non-discretionary.  Of the total spending proposed, $1.7 billion, or 2 percent, is for pre-paying debt and only
$1.0 billion, or less than 1 percent is proposed for policy choices.  The remainder is required either by the constitution, federal laws, statutory entitlements, binding labor agreements or court orders.

         The 2007 Budget Act has not been enacted as of July 31, 2007.  The  Budget Act must be approved by a two-thirds majority vote of each House of the Legislature.  The Assembly passed the budget on July 20, 2007.  The
State Senate has not been able to reach the two-thirds majority needed to pass the budget, now a month past deadline.

         Constraints on the Budget Process.  Approved in March 2004 with the State's Economic Recovery Bonds,
Proposition 58 requires the State to enact a balanced budget and establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for fiscal year 2004-05, Proposition 58 requires the
Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

         If the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency, and call the Legislature into special session to consider that legislation.  If the Legislature fails to pass and send to the Governor legislation to address the budget fiscal emergency within 45 days, the Legislature would be prohibited from acting on any other bills or adjourning in joint recess until such legislation is passed.

         Proposition 58 also requires that a special reserve (the Budget Stabilization Account) be established in the State's General Fund. Beginning with fiscal year 2006-07, a specified portion of estimated annual General
Fund revenues would be transferred by the Controller into the Budget Stabilization Account no later than
September 30 of each fiscal year. These transfers would continue until the balance in the Budget Stabilization
Account reaches $8 billion or 5 percent of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement would be in effect whenever the balance falls below the $8 billion or 5 percent target. The annual transfers could be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year.

         Proposition 58 will also prohibit certain future borrowing to cover fiscal year end deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing.
The restriction does not apply to certain other types of borrowing, such as short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or inter-fund borrowings.

         Future Budgets.  It cannot be predicted what actions will be taken in the future by the State
Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.
State Indebtedness

         General Obligation Bonds and Revenue Bonds. As of May 1, 2007, the State had approximately $49.8 billion aggregate principal of its long-term general obligation bonds and revenue bonds outstanding.  Inclusive of estimated interest of approximately $30.6 billion, the State's debt service requirements for general obligation bonds and revenue bonds totaled nearly $80.4 billion.  General obligation bond authorizations in an aggregate amount of approximately $70.5 billion remained unissued as of that date.

         Ratings.  As of June 2007, the State's general obligation bonds were rated A1 by Moody's, A+ by Standard
& Poor's, and A+ by Fitch Ratings.  It is not presently possible to determine whether, or the extent to which,
Moody's, Standard & Poor's or Fitch Ratings will change such ratings in the future.

         New General Obligation Bond Measures.  In response to the Governor's proposal for a $220 billion infrastructure investment plan, which would have used $68 billion in new general obligation bonds, the
Legislature approved four bond measures, totaling approximately $37.3 billion, which were all approved by the voters at the November 7, 2006 general election.

Local Government

         The primary units of local government in California are the counties, ranging in population from 1,200
(Alpine) to approximately 10 million (Los Angeles). Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, jails and public safety in unincorporated areas. There are also
478 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13"
in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to impose or raise various taxes, fees, charges and assessments without voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.

         Some local governments in California have experienced notable financial difficulties, including Los
Angeles County, Orange County and San Diego County, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent.  It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         According to the State, the 2004 Budget Act, related legislation and the enactment of Senate
Constitutional Amendment No. 4 (described below) will dramatically change the State-local fiscal relationship.
These constitutional and statutory changes implement an agreement negotiated between the Governor and local governments officials (the "State-local agreement") in connection with the 2004 Budget Act. One change relates to the reduction of the Vehicle License Fee ("VLF") rate from 2 percent to 0.65 percent of the market value of the vehicle. In order to protect local governments, the reduction in VLF revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive.

         As part of the State-local agreement, Senate Constitutional Amendment No. 4 was enacted by the
Legislature and subsequently approved by the voters at the November 2004 election.  Senate Constitutional
Amendment No. 4 amends the State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and VLF revenues as of November 3, 2004. Beginning with fiscal year 2008-09, the State will be able to borrow up to 8 percent of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two-thirds of both houses of the Legislature approves the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of 10 fiscal years. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax.

         Senate Constitutional Amendment No. 4 also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. Beginning in fiscal year 2005-06, if the State does not provide funding for an activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate would be suspended. In addition, Senate Constitutional Amendment No. 4 expands the definition of what constitutes a mandate to encompass
State action that transfers to cities, counties and special districts financial responsibility for a required program for which the State previously had partial or complete responsibility. The State mandate provisions of
Senate Constitutional Amendment No. 4 do not apply to schools or community colleges or to mandates relating to employee rights.

         Senate Constitutional Amendment No. 4 further requires the State to reimburse cities, counties and special districts for mandated costs incurred prior to the 2004-05 fiscal year over a term of years.  Chapter 72,
Statutes of 2005 requires the payment of mandated costs incurred prior to 2004-05 to begin in 2006-07 and to be paid over a term of 15 years.  The 2006 Budget Act appropriated $169.9 million, and the Legislature and the
Administration specified that these funds include prepayment of the 2007-08 State mandate obligations.  The remaining estimated cost of claims for mandated costs incurred prior to the 2004-05 fiscal year is $1.0 billion.

Constitutional, Legislative and Other Factors

         The State is subject to an annual appropriations limit imposed by Article XIII B of the State
Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

         Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the
Appropriations Limit.  "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes,"
which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.
Various types of appropriations are excluded from the Appropriations Limit.

         The State's Appropriations Limit in each year is based on the Limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility for providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds.

         The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in
Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government code
Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

         On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98
changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues.
Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period.  Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

         Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, it is not possible to predict the impact of this or related legislation on the bonds in the
Trust's portfolio.

         Articles XIII A, XIII B, XIII C and XIII D were each adopted as measures that qualified for the ballot pursuant to the State's initiative process.  Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time.  If any such initiatives were adopted, the State could be pressured to provide additional financial assistance to local Governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future may place increasing pressure on the State's budget over future years, potentially reducing resources available for other
State programs, especially to the extent the Article XIII B spending limit would restrain the State's ability to fund such other programs by raising taxes.

         Effect of other State Laws on Bond Obligations.  Some of the tax-exempt securities that the Trust can invest in may be obligations payable solely from the revenues of a specific institution or secured by specific properties.  These are subject to provisions of California law that could adversely affect the holders of such obligations.  For example, the revenues of California health care institutions may be adversely affected by State laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.  Debt obligations payable solely from revenues of health care institutions may also be insured by the
State but no guarantee exists that adequate reserve funds will be appropriated by the State legislature for such purpose.

Pending Litigation

         The State is a party to numerous legal proceedings, many of which normally occur in governmental operations.  In addition, the State is involved in certain other legal proceedings that, if decided against the
State might require the State to make significant future expenditures or impair future revenue sources.  Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

         On August 8, 2005, a lawsuit titled California Teachers Association et al. v. Arnold Schwarzenegger et
al. was filed.  Plaintiffs - California Teachers Association, California Superintendent of Public Instruction
Jack O'Connell, and various other individuals - allege that the California Constitution's minimum school funding guarantee was not followed for the 2004-2005 fiscal year and the 2005-06 fiscal year in the aggregate amount of approximately $3.1 billion.  Plaintiffs seek a writ of mandate requiring the State to recalculate the minimum-funding guarantee in compliance with the California Constitution.  On May 10, 2006, counsel for all parties executed a settlement agreement, and the action has been stayed pending implementation legislation.  The settlement calls for payment of the outstanding balance of the minimum funding obligation to school districts and community college districts (approximately $3 billion in the aggregate) through the 2013-14 fiscal year.

         On November 15, 2005, a California Superior Court judge entered a decision in a case which sought judicial validation for the issuance by the State of pension obligation bonds.  The judge ruled the bonds were not valid.  The State appealed, but the State will not be able to issue pension obligation bonds until the matter is finally resolved.  For the 2005-2006 fiscal year, the State made payments of about $525 million for a portion of the fiscal year contribution to the California Public Employees' Retirement System which had been planned to be funded from the bonds.  The 2006 Budget Act does not call for the issuance of any pension obligation bonds.

   On June 30, 2005, U.S. District Court for the Northern District of California ruled on a class action regarding all prison medical care in the State.  The district court appointed a Receiver, who took office in
April 2006, to run and operate the approximately $1.3 billion adult health care delivery system (excluding mental health and dental care) of the California Department of Corrections and Rehabilitation ("CDCR"), affecting approximately 32 prisons throughout the State.  CDCR continues to work with the Receiver.  At this time, it is unknown what financial impact this unprecedented litigation would have on the State's General Fund.

Other Investment Restrictions

         |X|  What Are "Fundamental Policies?"  Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o        67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

         The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such.  The Trust's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

|X|      Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Trust.

o        The Trust cannot make loans, except that the Trust, may purchase debt securities described in
             "Investment Objective and Policies," and other securities substantially similar thereto, and repurchase agreements; and the Trust may lend its portfolio securities as described in its investment policy stated above;

o        The Trust cannot borrow money in excess of 10% of the value of its total assets or make any investment when borrowings exceed 5% of the value of its total assets; it may borrow only as a temporary measure for extraordinary or emergency purposes; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt;

o        The Trust cannot invest in commodities or commodity contracts, or invest in interests in oil, gas, or other mineral exploration or development programs;

o        The Trust cannot invest in real estate; however, the Trust may purchase Municipal Bonds or Notes secured by interests in real estate;

o        The Trust cannot make short sales of securities or purchase securities on margin, except for short-term credits necessary for the clearance of purchases and sales of portfolio securities;

o        The Trust cannot invest in or hold securities of any issuer if those officers and Trustees of the Trust or the Manager individually owning more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

o        The Trust cannot underwrite securities of other companies;

o        The Trust cannot invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation or acquisition of assets; or

o        The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.

o        As a fundamental policy, The Trust cannot invest in any debt instrument having a maturity in excess of the time period provided for in Rule 2a-7 of the Investment Company Act, or any other applicable rule, or in the case of a debt instrument subject to a repurchase agreement or called for redemption, unless purchased subject to a demand feature which may not exceed the time period provided for in Rule 2a-7, or any other applicable rule.

o        The Trust cannot invest 25% or more of its total assets in any one industry; however, for the purposes of this restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry.

         For purposes of the investment restrictions listed above, the identification of the "issuer" of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer.  Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees the security, such guarantee would be considered a separate security and would be treated as an issue of such government or other agency. Conduit securities are deemed to be issued by the person ultimately responsible for payments of interest and principal on the security.

         In applying the restrictions as to the Trust's investments, the Manager will consider a nongovernmental user of facilities financed by industrial development bonds as being in a particular industry, despite the fact that there is no industry concentration limitation as to municipal securities the Trust may own.  Although this application of the restriction is not technically a fundamental policy of the Trust, it will not be changed without shareholder approval. Should any such change be made, the Prospectus and/or SAI will be supplemented to reflect the change.

         Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

         For the purpose of the Trust's policy not to concentrate its investments as described above, the Trust has adopted classifications of industries and groups or related industries.  These classifications are not fundamental.

Disclosure of Portfolio Holdings.  The Trust has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or trustees of the Manager, Distributor,
Sub-Distributor and Transfer Agent.  These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a)
conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Trust's investment program or enable third parties to use that information in a manner that is harmful to the Trust.

o        Public Disclosure. The Trust's portfolio holdings are made publicly available no later than 60 days after the close of each of the Trust's fiscal quarters in its semi-annual report to shareholders and its annual reports to shareholders, or its Statements of Investments on Form N-Q. Those
              documents are publicly available at the SEC.

         Until publicly disclosed, the Trust's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing the Trust's shareholders with information about their
Trust's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Trust's portfolio holdings information could attempt to use that information to trade ahead of or against the Trust, which could negatively affect the prices the Trust is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
Trust's behalf.

         The Manager and its subsidiaries and affiliates, employees, officers, and trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the
Trust or in other investment companies or accounts managed by the Manager or any affiliated person of the
Manager) in connection with the disclosure the Trust's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Trust's Board shall not be deemed to be "compensation" or "consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Trust.

         A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

         Except under special limited circumstances discussed below, month-end lists of the Trust's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Trust's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o        The third-party recipient must first submit a request for release of  Trust portfolio holdings, explaining the business reason for the request;
o        Senior officers (a Senior Vice President or above) in the Manager's Portfolio and Legal departments must approve the completed request for release of Trust portfolio holdings; and
o        The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Trust's holdings confidential and agreeing not to trade directly or indirectly based on the information.

         The Trust's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Trust's Board, or as an employee, officer and/or trustee of the
Manager, Distributor, Sub-Distributor or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o        Employees of the Trust's Manager, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entity),
o        The Trust's independent registered public accounting firm,
o        Members of the Trust's Board and the Board's legal counsel,
o        The Trust's custodian bank,
o        A proxy voting service designated by the Trust and its Board,
o        Rating/ranking organizations (such as Lipper and Morningstar),
o        Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o        Dealers, to obtain bids (price quotations, if securities are not priced by the Trust's regular pricing services).

         Portfolio holdings information of the Trust may be provided, under limited circumstances, to brokers and/or dealers with whom the Trust trades and/or entities that provide investment coverage and/or analytical information regarding the Trust's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.  Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Trust, with at least a
15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-
2 day lag to facilitate the provision of requested investment information to the Manager to facilitate a particular trade or the portfolio manager's investment process for the Trust.  Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

         Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o        Brokers and dealers in connection with portfolio transactions (purchases and sales)
o        Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Trust are not priced by the Trust's regular pricing services)
o        Dealers to obtain price quotations where the Trust is not identified as the owner

         Portfolio holdings information (which may include information on the Trust's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager, Distributor, Sub-Distributor or Transfer Agent, in the following circumstances:

o        Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security)
         or a defendant,

o        Response to regulatory requests for information (the SEC, Financial Industry Regulatory Authority
         ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),

o        To potential sub-advisors of portfolios (pursuant to confidentiality agreements),
o        To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o        Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

         Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

         The Trust's shareholders may, under unusual circumstances (such as a lack of liquidity in the Trust's portfolio to meet redemptions), receive redemption proceeds of their Trust shares paid as pro rata shares of securities held in the Trust's portfolio.  In such circumstances, disclosure of the Trust's portfolio holdings may be made to such shareholders.

         Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Trust's then current policy on approve methods for communicating confidential information, including but not limited to the Trust's policy as to use of secure e-mail technology.

         The Chief Compliance Officer of the Trust and the Manager, Distributor, Sub-Distributor and Transfer
Agent (the "CCO") shall oversee the compliance by the Manager, Distributor, Sub-Distributor Transfer Agent, and
their personnel with these policies and procedures. At least annually, the CCO shall report to the Trust's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Trust has been made during the preceding year pursuant to these policies. The CCO shall report to the Trust's Board any material violation of these policies and procedures and shall make recommendations to the
Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

         The Manager and/or the Trust have entered into ongoing arrangements to make available information about the Trust's portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

               -------------------------------------------- -------------------------------------

               ABG Securities                               Fortis Securities                     Pacific Crest Securities

               -------------------------------------------- -------------------------------------

               ABN AMRO                                     Fox-Pitt, Kelton                      Pacific Growth Equities
AG Edwards                               Friedman, Billing, Ramsey             Petrie Parkman
American Technology Research             Fulcrum Global Partners               Pictet
Auerbach Grayson                         Garp Research                         Piper Jaffray Inc.
Banc of America Securities               George K Baum & Co.                   Prager Sealy & Co.
Barclays                                 Goldman Sachs                         Prudential Securities
Bear Stearns                             HSBC                                  Ramirez & Co.
Belle Haven                              ING Barings                           Raymond James
Bloomberg                                ISI Group                             RBC Capital Markets
BNP Paribas                              ITG                                   RBC Dain Rauscher
BS Financial Services                    Janney Montgomery                     Research Direct
Buckingham Research Group                Jefferies                             Reuters
Caris & Co.                              JP Morgan Securities                  Robert W. Baird
CIBC World Markets                       JPP Eurosecurities                    Roosevelt & Cross
Citigroup Global Markets                 Keefe, Bruyette & Woods               Russell
Collins Stewart                          Keijser Securities                    Ryan Beck & Co.
Craig-Hallum Capital Group LLC           Kempen & Co. USA Inc.                 Sanford C. Bernstein
Credit Agricole Cheuvreux N.A. Inc.      Kepler Equities/Julius Baer Sec       Scotia Capital Markets
Credit Suisse                            KeyBanc Capital Markets               Societe Generale
Cowen & Company                          Leerink Swan                          Soleil Securities Group
Daiwa Securities                         Lehman Brothers                       Standard & Poors
Davy                                     Loop Capital Markets                  Stifel Nicolaus
Deutsche Bank Securities                 MainFirst Bank AG                     Stone & Youngberg
Dresdner Kleinwort Wasserstein           Makinson Cowell US Ltd                SWS Group
Emmet & Co                               Maxcor Financial                      Taylor Rafferty
Empirical Research                       Merrill Lynch                         Think Equity Partners
Enskilda Securities                      Midwest Research                      Thomson Financial
Essex Capital Markets                    Mizuho Securities                     Thomas Weisel Partners
Exane BNP Paribas                        Morgan Stanley                        UBS
Factset                                  Morningstar                           Wachovia Securities
Fidelity Capital Markets                 Natexis Bleichroeder                  Wescott Financial
Fimat USA Inc.                           Ned Davis Research Group              William Blair
First Albany                             Nomura Securities                     Yieldbook
Fixed Income Securities

How the Trust is Managed

Organization and History.  The Trust is an open-end, diversified management investment company organized as a
Massachusetts business trust in 1989, with an unlimited number of authorized shares of beneficial interest.

|X|      Classes  of  Shares.  The  Trust  has a  single  class  of  shares  of  stock.  While  that  class  has no designation,  it is deemed to be the equivalent of Class A for purposes of the  shareholder  account  policies that apply to Class A shares of the Oppenheimer funds.

         Shares of the Trust are freely transferable.  Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  There are no preemptive or conversion rights and shares participate equally in the assets of the Trust upon liquidation.

Meetings of Shareholders.  As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Trust, to remove a Trustee or to take other action described in the Trust's Declaration of Trust.

         The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least
10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a
Trustee, the Trustees will then either make the Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the Trust's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability.  The Trust's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Trust shareholder will incur financial loss from being held liable as a "partner" of the Trust is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

         The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under its Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust and that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager.

         The Board of Trustees has an Audit Committee, a Review Committee and a Governance Committee. The Audit
Committee and Governance Committee are comprised solely of Trustees who are not "interested persons" under the
Investment Company Act (the "Independent Trustees"). The members of the Audit Committee are Edward L. Cameron
(Chairman), George C. Bowen, Robert J. Malone and F. William Marshall, Jr. The Audit Committee held 7 meetings during the Trust's fiscal year ended June 30, 2007. The Audit Committee furnishes the Board with recommendations regarding the selection of the Trust's independent registered public accounting firm (also referred to as the
"independent Auditors"). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Trust's independent Auditors regarding the Trust's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv)
reviewing certain reports from and meet periodically with the Trust's Chief Compliance Officer; (v) maintaining a separate line of communication between the Trust's independent Auditors and the Independent Trustees;
(vi) reviewing the independence of the Trust's independent Auditors; and (vii) pre-approving the provision of any audit or non-audit services by the Trust's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Trust, the Manager and certain affiliates of the Manager.

         The members of the Review Committee are Sam Freedman (Chairman), Jon S. Fossel, Richard F. Grabish and
Beverly L. Hamilton. The Review Committee held 5 meetings during the Trust's fiscal year ended June 30, 2007.
Among other duties, as set forth in the Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Trust's Transfer Agent and the Manager and the services provided to the Trust by the Transfer Agent and the Manager. The Review Committee also reviews the
Trust's investment performance as well as the policies and procedures adopted by the Trust to comply with the
Investment Company Act and other applicable law.

         The Governance Committee is comprised solely of Independent Trustees. The members of the Governance
Committee are Robert J. Malone (Chairman), William L. Armstrong, Beverly L. Hamilton and F. William Marshall, Jr.
The Governance Committee held 4 meetings during the Trust's fiscal year ended June 30, 2007. The Governance
Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance
Committee reviews and oversees the Trust's governance guidelines, the adequacy of the Trust's Codes of Ethics and the nomination of Trustees, including Independent Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Governance Committee in care of the Trust. The Governance Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and Independent Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The Governance
Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

         Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Trust at the address below.

Trustees and Officers of the Trust. Except for Messrs. Murphy and Grabish, each of the Trustees is an Independent
Trustee. All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds
(referred to as "Board II Funds") except for Mr. Grabish, who serves as Trustee for only the following funds:
Centennial California Tax Exempt Trust, Centennial Government Trust, Centennial Money Market Trust, Centennial
New York Tax Exempt Trust and Centennial Tax Exempt Trust:

Oppenheimer Cash Reserves                                      Oppenheimer Principal Protected Trust II
Oppenheimer Capital Income Fund                                Oppenheimer Principal Protected Trust III
Oppenheimer Champion Income Fund                               Oppenheimer Senior Floating Rate Fund
Oppenheimer Commodity Strategy Total Return Fund               Oppenheimer Strategic Income Fund
Oppenheimer Equity Fund, Inc.                                  Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                                    Panorama Series Fund, Inc.
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.                            Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity Fund                       Centennial Government Trust
Oppenheimer Main Street Small Cap Fund                         Centennial Money Market Trust
Oppenheimer Municipal Fund                                     Centennial New York Tax Exempt Trust
Oppenheimer Principal Protected Trust                          Centennial Tax Exempt Trust

         Present or former  officers,  directors,  trustees and employees (and their  immediate  family members) of the Trust,  the Manager and its  affiliates,  and  retirement  plans  established  by them for their  employees are permitted  to  purchase  Class A shares of the Trust and the other  Oppenheimer  funds at net asset  value  without sales  charge.  The sales charge on Class A shares is waived for that group  because of the reduced  sales  efforts realized by the Distributor.

         Messrs. Ullyatt, Gillespie, Murphy, Petersen, Szilagyi, Vandehey, Wixted and Zack, and Mss. Bloomberg
and Ives, who are officers of the Trust, hold the same offices with one or more of the other Board II Funds. As of
August 7, 2007 the Trustees and officers of the Trust, as a group, owned of record or beneficially less than 1%
of the shares of the Trust. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent Trustees (nor any of their immediate family members) owns securities of either the Manager, the Distributor or the Sub-Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager, the Distributor or the Sub-Distributor of the Board II Funds.

         Biographical Information. The Trustees and officers, their positions with the Trust, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Trust and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

----------------------------------------------------------------------------------------------------------------------------
                                                   Independent Trustees
----------------------------------------------------------------------------------------------------------------------------
------------------------------- ---------------------------------------------------------- --------------- -----------------
Name,                           Principal Occupation(s) During Past 5 Years; Other          Dollar Range      Aggregate
                                                                                                           Dollar Range of
                                                                                                                Shares
Position(s) Held with the                                                                    of Shares       Beneficially
Trust,                                                                                      Beneficially     Owned in All
Length of Service,              Trusteeships/Directorships Held; Number of Portfolios in    Owned in the      Supervised
Age                             Fund Complex Currently Overseen                                Trust            Funds
------------------------------- ---------------------------------------------------------- --------------- -----------------
------------------------------- ---------------------------------------------------------- ---------------------------------

                                                                                               As of December 31, 2006

------------------------------- ---------------------------------------------------------- ---------------------------------
------------------------------- ---------------------------------------------------------- --------------- -----------------

William L. Armstrong,           President, Colorado Christian University (since 2006);     None            Over $100,000
Chairman of the Board since     Chairman, Cherry Creek Mortgage Company (since 1991),
2003 and Trustee since 2000     Chairman, Centennial State Mortgage Company (since
Age: 70                         1994), Chairman,The El Paso Mortgage Company (since
                                1993); Chairman, Ambassador Media Corporation (since
                                1984); Chairman, Broadway Ventures (since 1984);

                                Director of Helmerich & Payne, Inc. (oil and gas
                                drilling/production company) (since 1992), Campus

                                Crusade for Christ (non-profit) (since 1991); Former
                                Director, The Lynde and Harry Bradley Foundation, Inc.
                                (non-profit organization) (2002-2006); former Chairman
                                of: Transland Financial Services, Inc. (private mortgage
                                banking company) (1997-2003), Great Frontier Insurance
                                (1995-2000), Frontier Real Estate, Inc. (residential
                                real estate brokerage) (1994-2000) and Frontier Title
                                (title insurance agency) (1995-2000); former Director of
                                the following: UNUMProvident (insurance company)
                                (1991-2004), Storage Technology Corporation (computer
                                equipment company) (1991-2003) and International Family
                                Entertainment (television channel) (1992-1997); U.S.
                                Senator (January 1979-January 1991). Oversees 37
                                portfolios in the OppenheimerFunds complex.

------------------------------- ---------------------------------------------------------- --------------- -----------------
------------------------------- ---------------------------------------------------------- --------------- -----------------

George C. Bowen, Trustee        Assistant Secretary and Director of the Manager            None            Over $100,000
since 1990                      (December 1991-April 1999); President, Treasurer and
Age: 70                         Director of Centennial Capital Corporation (June
                                1989-April 1999); Chief Executive Officer and Director
                                of MultiSource Services, Inc. (March 1996-April 1999);
                                Mr. Bowen held several positions with OppenheimerFunds,
                                Inc. and with subsidiary or affiliated companies of
                                OppenheimerFunds, Inc. (September 1987-April 1999).
                                Oversees 37 portfolios in the OppenheimerFunds complex.

------------------------------- ---------------------------------------------------------- --------------- -----------------
------------------------------- ---------------------------------------------------------- --------------- -----------------

Edward L. Cameron, Trustee      Member of The Life Guard of Mount Vernon (George           None            Over $100,000
since 2000                      Washington historical site) (June 2000 - May 2006);
Age: 68                         Partner at PricewaterhouseCoopers LLP (accounting firm)
                                (July 1974-June 1999); Chairman of Price Waterhouse LLP
                                Global Investment Management Industry Services Group
                                (financial services firm) (July 1994-June 1998).
                                Oversees 37 portfolios in the OppenheimerFunds complex.

------------------------------- ---------------------------------------------------------- --------------- -----------------
------------------------------- ---------------------------------------------------------- --------------- -----------------

Jon S. Fossel,                  Director of UNUMProvident (insurance company) (since       None            Over $100,000
Trustee since 1990              June 2002); Director of Northwestern Energy Corp.
Age: 65                         (public utility corporation) (since November 2004);
                                Director of P.R. Pharmaceuticals (October 1999-October
                                2003); Director of Rocky Mountain Elk Foundation
                                (non-profit organization) (February 1998-February 2003
                                and since February 2005); Chairman and Director (until
                                October 1996) and President and Chief Executive Officer
                                (until October 1995) of OppenheimerFunds, Inc.;
                                President, Chief Executive Officer and Director of the
                                following: Oppenheimer Acquisition Corp. ("OAC") (parent
                                holding company of OppenheimerFunds, Inc.), Shareholders
                                Services, Inc. and Shareholder Financial Services, Inc.
                                (until October 1995). Oversees 37 portfolios in the
                                OppenheimerFunds complex.

------------------------------- ---------------------------------------------------------- --------------- -----------------
------------------------------- ---------------------------------------------------------- --------------- -----------------

Sam Freedman,                   Director of Colorado Uplift (charitable organization)      None            Over $100,000
Trustee since 1996              (since September 1984). Mr. Freedman held several
Age: 66                         positions with OppenheimerFunds, Inc. and with
                                subsidiary or affiliated companies of OppenheimerFunds,
                                Inc. (until October 1994). Oversees 37 portfolios in the
                                OppenheimerFunds complex.

------------------------------- ---------------------------------------------------------- --------------- -----------------
------------------------------- ---------------------------------------------------------- --------------- -----------------

Beverly L. Hamilton, Trustee    Trustee of Monterey Institute for International Studies    None            Over $100,000
since 2002                      (educational organization) (since February 2000); Board
Age: 60                         Member of Middlebury College (educational organization)
                                (since December 2005); Director of The California
                                Endowment (philanthropic organization) (since April
                                2002); Director (February 2002-2005) and Chairman of
                                Trustees (since 2006) of the Community Hospital of
                                Monterey Peninsula; Director (October 1991-2005) and
                                Vice Chairman (since 2006) of American Funds' Emerging
                                Markets Growth Fund, Inc. (mutual fund); President of
                                ARCO Investment Management Company (February 1991-April
                                2000); Member of the investment committees of The
                                Rockefeller Foundation (since 2001) and The University
                                of Michigan (since 2000); Advisor at Credit Suisse First
                                Boston's Sprout venture capital unit (venture capital
                                fund) (1994-January 2005); Trustee of MassMutual
                                Institutional Funds (investment company) (1996-June
                                2004); Trustee of MML Series Investment Fund (investment
                                company) (April 1989-June 2004); Member of the
                                investment committee of Hartford Hospital (2000-2003);
                                and Advisor to Unilever (Holland) pension fund
                                (2000-2003). Oversees 37 portfolios in the
                                OppenheimerFunds complex.

------------------------------- ---------------------------------------------------------- --------------- -----------------
------------------------------- ---------------------------------------------------------- --------------- -----------------

Robert J. Malone,               Director of Jones Knowledge, Inc. (since 2006); Director   None            Over $100,000
Trustee since 2002              of Jones International University (educational
Age: 62                         organization) (since August 2005); Chairman, Chief
                                Executive Officer and Director of Steele Street State
                                Bank (commercial banking) (since August 2003); Director
                                of Colorado UpLIFT (charitable organization) (since
                                1986); Trustee of the Gallagher Family Foundation
                                (non-profit organization) (since 2000); Former Chairman
                                of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and
                                formerly Colorado National Bank) (July 1996-April 1999);
                                Director of Commercial Assets, Inc. (real estate
                                investment trust) (1993-2000); Director of Jones
                                Knowledge, Inc. (2001-July 2004); and Director of U.S.
                                Exploration, Inc. (oil and gas exploration)
                                (1997-February 2004). Oversees 37 portfolios in the
                                OppenheimerFunds complex.

------------------------------- ---------------------------------------------------------- --------------- -----------------
------------------------------- ---------------------------------------------------------- --------------- -----------------

F. William Marshall, Jr.,       Trustee of MassMutual Select Funds (formerly MassMutual    None            Over $100,000
Trustee since 2000              Institutional Funds) (investment company) (since 1996)
Age: 65                         and MML Series Investment Fund (investment company)
                                (since 1996); Trustee of Worchester Polytech Institute
                                (since 1985); Chairman (since 1994) of the Investment
                                Committee of the Worcester Polytech Institute (private
                                university); President and Treasurer of the SIS Funds
                                (private charitable fund) (since January 1999); Chairman
                                of SIS & Family Bank, F.S.B. (formerly SIS Bank)
                                (commercial bank) (January 1999-July 1999); and
                                Executive Vice President of Peoples Heritage Financial
                                Group, Inc. (commercial bank) (January 1999-July 1999).
                                Oversees 39 portfolios in the OppenheimerFunds complex.*

------------------------------- ---------------------------------------------------------- --------------- -----------------
------------------------------- ---------------------------------------------------------- --------------- -----------------

------------------------------- ---------------------------------------------------------- --------------- -----------------
*    Includes two open-end investment companies: MassMutual Select Funds and MML Series Investment Fund. In
     accordance with the instructions for SEC Form N-1A, for purposes of this section only, MassMutual Select
     Funds and MML Series Investment Fund are included in the "Fund Complex." The Manager does not consider
     MassMutual Select Funds and MML Series Investment Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

         The address of Mr. Grabish in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Mr.
Grabish serves for an indefinite term, until his resignation, retirement, death or removal. Mr. Grabish is an
"Interested Trustee" because of his affiliation with A.G. Edwards & Sons, Inc., a broker/dealer that sells shares of the Trust.

                                                Interested Trustee

----------------------------- ---------------------------------------------------------- ---------------- ----------------------
Name,                         Principal Occupation(s) During Past 5 Years; Other          Dollar Range      Aggregate Dollar
Position(s) Held with the                                                                   of Shares        Range of Shares
Trust,                                                                                    Beneficially     Beneficially Owned
Length of Service,            Trusteeships/Directorships Held; Number of Portfolios in    Owned in the      in All Supervised
Age                           Fund Complex Currently Overseen;                                Trust               Funds
----------------------------- ---------------------------------------------------------- ---------------- ----------------------
----------------------------- ---------------------------------------------------------- ---------------------------------------

                                                                                                As of December 31, 2006

----------------------------- ---------------------------------------------------------- ---------------------------------------
----------------------------- ---------------------------------------------------------- ---------------- ----------------------

Richard F. Grabish,           Senior Vice President and Assistant Director of Sales      None             Over $100,000
Trustee since 2001            and Marketing (since March 1997), Director (since March
Age: 58                       1987) and Manager of Private Client Services (June

                              1985-June 2005) of A.G. Edwards & Sons, Inc.
                              (broker/dealer and investment firm); Chairman and Chief
                              Executive Officer of A.G. Edwards Trust Company, FSB
                              (since March 2001); President and Vice Chairman of A.G.
                              Edwards Trust Company, FSB (investment adviser) (April
                              1987-March 2001); President of A.G. Edwards Trust
                              Company, FSB (investment adviser) (since June 2005).
                              Oversees 5 portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------- ---------------- ----------------------

         Mr. Murphy is an "Interested Trustee" because he is affiliated with the Manager and OppenheimerFunds,
Inc. by virtue of his positions as an officer and director of the Manager and OppenheimerFunds, Inc., and as a shareholder of its parent company. The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy was elected as a Trustee of the Trust with the understanding that in the event he ceases to be the Chief Executive Officer of OppenheimerFunds, Inc., he will resign as a Trustee of the
Trust and the other Board II Funds (defined below) for which he is a director or trustee.

--------------------------------------------------------------------------------------------------------------------------------
                                                Interested Trustee and Officer
--------------------------------------------------------------------------------------------------------------------------------
--------------------------- -------------------------------------------------------------- --------------- ---------------------
Name,                       Principal Occupation(s) During Past 5 Years;                   Dollar Range    Aggregate Dollar
                                                                                                           Range Of Shares
Position(s) Held with                                                                      of Shares       Beneficially Owned
Trust,                                                                                     Beneficially    in
Length of Service,          Other Trusteeships/Directorships Held; Number of Portfolios    Owned in the    All Supervised
Age                         in Fund Complex Currently Overseen by Trustee                  Trust           Funds
--------------------------- -------------------------------------------------------------- --------------- ---------------------
--------------------------- -------------------------------------------------------------- -------------------------------------

                                                                                                 As of December 31, 2006

--------------------------- -------------------------------------------------------------- -------------------------------------
--------------------------- -------------------------------------------------------------- --------------- ---------------------

John V. Murphy,             Chairman, Chief Executive Officer and Director of              None            Over $100,000
President                   OppenheimerFunds, Inc. (since June 2001); President of
Since 2001 and Trustee      OppenheimerFunds, Inc. (September 2000-March 2007);
since 2003                  President and director or trustee of other Oppenheimer
Age: 58                     funds; President and Director of OAC and of Oppenheimer
                            Partnership Holdings, Inc. (holding company subsidiary of
                            OppenheimerFunds, Inc.) (since July 2001); Director of
                            OppenheimerFunds Distributor, Inc. (subsidiary of
                            OppenheimerFunds, Inc.) (since November 2001); Chairman and
                            Director of Shareholder Services, Inc. and of Shareholder
                            Financial Services, Inc. (transfer agent subsidiaries of
                            OppenheimerFunds, Inc.) (since July 2001); President and
                            Director of OppenheimerFunds Legacy Program (charitable
                            trust program established by OppenheimerFunds, Inc.) (since
                            July 2001); Director of the following investment advisory
                            subsidiaries of OppenheimerFunds, Inc.: the Manager, OFI
                            Institutional Asset Management, Inc., Trinity Investment
                            Management Corporation and Tremont Capital Management, Inc.
                            (since November 2001), HarbourView Asset Management
                            Corporation and OFI Private Investments, Inc. (since July
                            2001); President (since November 2001) and Director (since
                            July 2001) of Oppenheimer Real Asset Management, Inc.;
                            Executive Vice President of Massachusetts Mutual Life
                            Insurance Company (OAC's parent company) (since February
                            1997); Director of DLB Acquisition Corporation (holding
                            company parent of Babson Capital Management LLC) (since June
                            1995); Member of the Investment Company Institute's Board of
                            Governors (since October 3, 2003); Chief Operating Officer of OppenheimerFunds, Inc. (September 2000-June 2001);
                            President and Trustee of MML Series Investment Fund and
                            MassMutual Select Funds (open-end investment companies)
                            (November 1999-November 2001); Director of C.M. Life
                            Insurance Company (September 1999-August 2000); President,
                            Chief Executive Officer and Director of MML Bay State Life
                            Insurance Company (September 1999-August 2000); Director of
                            Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).
                            Oversees 102 portfolios in the OppenheimerFunds complex.

--------------------------- -------------------------------------------------------------- --------------- ---------------------

       The address of the officers in the chart below is as follows: Messrs. Gillespie and Zack and Ms.
Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, Messrs. Ullyatt,
Petersen, Szilagyi, Vandehey and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each
officer serves for an annual term or until his or her resignation, retirement, death or removal.

------------------------------------------------------------------------------------------------------------------------------
                                                    Officers of the Trust
------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ---------------------------------------------------------------------------------
Name,                                        Principal Occupation(s) During Past 5 Years
Position(s) Held with the Trust,
Length of Service,
Age
-------------------------------------------- ---------------------------------------------------------------------------------
-------------------------------------------- ---------------------------------------------------------------------------------

Cameron T. Ullyatt,                          Vice President (since August 2006) of the Fund and Vice President (since July
Vice President and Portfolio Manager since   2006) of the Manager and OppenheimerFunds, Inc.; a Chartered Financial Analyst;
2006                                         an officer of 3 portfolios in the OppenheimerFunds complex. Formerly an
Age:  32                                     Assistant Vice President (since December 2000) and an analyst for the Manager and OppenheimerFunds, Inc. (since January 1999).
-------------------------------------------- ---------------------------------------------------------------------------------
-------------------------------------------- ---------------------------------------------------------------------------------

Mark S. Vandehey,                            Senior Vice President and Chief Compliance Officer of OppenheimerFunds, Inc.
Vice President and Chief Compliance          (since March 2004); Chief Compliance Officer of the Manager, OppenheimerFunds
Officer since 2004                           Distributor, Inc., and Shareholder Services, Inc. (since March 2004); Vice
Age:  56                                     President of the Manager, OppenheimerFunds Distributor, Inc., and Shareholder
                                             Services, Inc. (June 1983); Vice President and Director of Internal Audit of
                                             OppenheimerFunds, Inc. (1997-February 2004). An officer of 102 portfolios in the Oppenheimer funds complex.

-------------------------------------------- ---------------------------------------------------------------------------------
-------------------------------------------- ---------------------------------------------------------------------------------

Brian W. Wixted,                             Senior Vice President and Treasurer of OppenheimerFunds, Inc. (since March
Treasurer and Principal Financial &          1999); Treasurer of the following: Shareholder Services, Inc., HarbourView
Accounting Officer since April 1999          Asset Management Corporation, Shareholder Financial Services, Inc., Oppenheimer
Age: 47                                      Real Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc.
                                             (since March 1999), OFI Private Investments, Inc. (since March 2000),
                                             OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000),
                                             OFI Institutional Asset Management, Inc. (since November 2000), and
                                             OppenheimerFunds Legacy Program (since June 2003); Treasurer and Chief
                                             Financial Officer of OFI Trust Company (trust company subsidiary of
                                             OppenheimerFunds, Inc.) (since May 2000); Assistant Treasurer of OAC (since
                                             March 1999); and Assistant Treasurer of the Manager and Distributor (March
                                             1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                             Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund
                                             Services Division (March 1995-March 1999). An officer of 102 portfolios in the
                                             OppenheimerFunds complex.

-------------------------------------------- ---------------------------------------------------------------------------------
-------------------------------------------- ---------------------------------------------------------------------------------

Brian Petersen,                              Vice President of OppenheimerFunds, Inc. (since February 2007); Assistant Vice
Assistant Treasurer since 2004               President (August 2002-February 2007); Manager/Financial Product Accounting of
Age: 36                                      OppenheimerFunds, Inc. (November 1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
-------------------------------------------- ---------------------------------------------------------------------------------
-------------------------------------------- ---------------------------------------------------------------------------------

Brian C. Szilagyi,                           Assistant Vice President of OppenheimerFunds, Inc. (since July 2004); Director
Assistant Treasurer since 2005               of Financial Reporting and Compliance of First Data Corporation (April
Age: 37                                      2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May
                                             2001-March 2003); Director of Mutual Fund Operations at American Data Services,
                                             Inc. (September 2000-May 2001). An officer of 102 portfolios in the
                                             OppenheimerFunds complex.

-------------------------------------------- ---------------------------------------------------------------------------------
-------------------------------------------- ---------------------------------------------------------------------------------

Robert G. Zack,                              Executive Vice President (since January 2004) and General Counsel (since March
Vice President & Secretary                   2002) of OppenheimerFunds, Inc.; General Counsel of the Manager and Distributor
since 2001                                   (since December 2001); General Counsel and Director of OppenheimerFunds
Age: 59                                      Distributor, Inc. (since December 2001); Senior Vice President, General Counsel and Director of the Transfer Agent, Shareholder Financial Services, Inc., OFI
                                             Private Investments, Inc. and OFI Trust Company (since November 2001); Senior
                                             Vice President and General Counsel of HarbourView Asset Management Corporation
                                             (since December 2001); Secretary and General Counsel of OAC (since November
                                             2001); Assistant Secretary (since September 1997) and Director (since November
                                             2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                             President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                             December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                                             November 2001); Vice President of OppenheimerFunds Legacy Program (since June
                                             2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                             Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia)
                                             Limited (since December 2003); Senior Vice President (May 1985-December 2003),
                                             Acting General Counsel (November 2001-February 2002) and Associate General
                                             Counsel (May 1981-October 2001) of OppenheimerFunds, Inc.; Assistant Secretary
                                             of the following: the Transfer Agent (May 1985-November 2001), Shareholder
                                             Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                             International Ltd. (September 1997-November 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

-------------------------------------------- ---------------------------------------------------------------------------------
-------------------------------------------- ---------------------------------------------------------------------------------

Lisa I. Bloomberg,                           Vice President and Associate Counsel of OppenheimerFunds, Inc. (since May
Assistant Secretary since 2004               2004); First Vice President (April 2001-April 2004), Associate General Counsel
Age:  39                                     (December 2000-April 2004), Corporate Vice President (May 1999-April 2001) and
                                             Assistant General Counsel (May 1999-December 2000) of UBS Financial Services
                                             Inc. (formerly, PaineWebber Incorporated). An officer of 102 portfolios in the
                                             OppenheimerFunds complex.

-------------------------------------------- ---------------------------------------------------------------------------------
-------------------------------------------- ---------------------------------------------------------------------------------

Kathleen T. Ives,                            Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary since 2001               (since October 2003) of OppenheimerFunds, Inc.; Vice President (since 1999) and
Age: 41                                      Assistant Secretary (since October 2003) of the Distributor; Assistant
                                             Secretary of the Manager (since October 2003); Vice President and Assistant
                                             Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of
                                             OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                             December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An
                                             officer of 102 portfolios in the OppenheimerFunds complex.

-------------------------------------------- ---------------------------------------------------------------------------------
-------------------------------------------- ---------------------------------------------------------------------------------
Phillip S. Gillespie,                        Senior Vice President and Deputy General Counsel of OppenheimerFunds, Inc.

Assistant Secretary since 2004               (since September 2004); First Vice President (2000-September 2004), Director
Age:  43                                     (2000-September 2004) and Vice President (1998-2000) of Merrill Lynch
                                             Investment Management. An officer of 102 portfolios in the OppenheimerFunds complex.

-------------------------------------------- ---------------------------------------------------------------------------------

o        Remuneration of the Officers and Trustees. The officers and Mr. Murphy, who are affiliated with the
     Manager, receive no salary or fee from the Trust. The Independent Trustees and Mr. Grabish received the compensation shown below from the Trust for serving as a Trustee and member of a committee (if applicable), with respect to the Trust's fiscal year ended June 30, 2007. The total compensation, including accrued retirement benefits, from the Trust and fund complex represents compensation received for serving as a
     Trustee and member of a committee (if applicable) of the Boards of the Trust and other funds in the
     OppenheimerFunds complex during the calendar year ended December 31, 2006.

-------------------------------------------------- ------------------------------ -------------------------------
   Trustee   Name  and  Other   Position(s)   (as     Aggregate Compensation      Total Compensation From Trust
   applicable)                                      from Trust((1)) Fiscal Year    and Fund Complex((2)) Year

                                                        Ended June 30, 2007          ended December 31, 2006

-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------

 William L. Armstrong                                          $987                          $214,504
Chairman of the Board of Trustees and Governance
Committee Member

-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------

-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------

George Bowen                                                   $685                          $143,000

 Audit Committee Member
-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------

Edward L. Cameron                                              $822                          $171,600

Audit Committee Chairman
-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------

Jon S. Fossel                                                  $703                          $154,174
Review Committee Member

-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------

Sam Freedman                                                   $724                          $143,000
 Review Committee Chairman

-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------

Richard F. Grabish((3))                                        $685                          $13,167

Review Committee Member
-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------
Beverly Hamilton

Review Committee Member and Governance Committee             $685((4))                       $143,000
Member

-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------
Robert J. Malone

Governance Committee Chairman and Audit                        $788                          $164,452
Committee Member

-------------------------------------------------- ------------------------------ -------------------------------
-------------------------------------------------- ------------------------------ -------------------------------
F. William Marshall, Jr.

Audit Committee Member and Governance Committee                $685                       $205,500((5))
Member

-------------------------------------------------- ------------------------------ -------------------------------

1.       "Aggregate Compensation From the Trust" includes fees and deferred compensation, if any.
2.       In  accordance  with SEC  regulations,  for purposes of this section  only,  "Fund  Complex"  includes the
     Oppenheimer  funds,  the  MassMutual  Institutional  Funds,  the  MassMutual  Select  Funds and the MML Series
     Investment  Fund, the investment  adviser for which is the indirect parent company of  OppenheimerFunds,  Inc.
     OppenheimerFunds,  Inc. also serves as the  Sub-Advisor to the  following:  MassMutual  Premier  International
     Equity Fund,  MassMutual  Premier Main Street  Fund,  MassMutual  Premier  Strategic  Income Fund,  MassMutual
     Premier  Capital  Appreciation  Fund, and  MassMutual  Premier  Global Fund.  OppenheimerFunds,  Inc. does not consider  MassMutual  Institutional  Funds,  MassMutual Select Funds and MML Series Investment Fund to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.
3.       Mr.  Grabish  serves as Trustee for only the  following  funds:  Centennial  California  Tax Exempt Trust,
     Centennial  Government  Trust,  Centennial  Money  Market  Trust,  Centennial  New York Tax  Exempt  Trust and
     Centennial Tax Exempt Trust.

4.       Includes $685 deferred by Ms. Hamilton under the "Compensation Deferral Plan" described below.
5.   Includes $51,000  compensation  paid to Mr. Marshall for serving as a Trustee for MassMutual  Select Funds and

     MML Series Investment Fund.

         Compensation Deferral Plan for Trustees.  The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustees. The amount paid to the Trustees under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

         Deferral of Trustees' fees under the plan will not materially affect the Trust's assets, liabilities or net income per share. The plan will not obligate the Trust to retain the services of any Trustees or to pay any particular level of compensation to any Trustees. Pursuant to an Order issued by the SEC, the Trust may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred compensation account.

         |X|  Major Shareholders.  As of August 7, 2007 the only person who owned of record or was known by the
Trust to own beneficially 5% or more of the Trust's outstanding shares was A.G. Edwards & Sons, Inc. ("Edwards")
for the Sole Benefit of its Customers, Attn. Money Fund Dept., 1 North Jefferson Avenue, St. Louis, Missouri
63103-2205, which owned 185,244,855.560 shares of the Trust which was 98.97% of the outstanding shares of the
Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.

The Manager.  The Manager, Centennial Asset Management Corporation, is wholly-owned by OppenheimerFunds, Inc., which is a wholly-owned subsidiary of Oppenheimer Acquisition Corp., a holding company controlled by
Massachusetts Mutual Life Insurance Company a global, diversified insurance and financial services organization.

         The portfolio manager of the Trust is principally responsible for the day-to-day management of the
Trust's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.
They provide the Trust's portfolio manager with research and support in managing the Trust's investments.

|X|      Code of Ethics.  The Manager and the Distributor have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that have access to information that could permit them to compete with or take advantage of the Trust's portfolio transactions.
Covered persons include persons with knowledge of the investments and investment intentions of the Trust and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Trust, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.  The Trust does not have a Code of Ethics since it is a money market fund.

      The Code of Ethics is an exhibit to the Trust's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.551.8090. The Code of Ethics can also be viewed as part of the Trust's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference Section, Washington, D.C.
20549-0102.

         |X|  The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust.  The Manager selects securities for the Trust's portfolio and handles its day-to-day business.  The agreement requires the
Manager, at its expense, to provide the Trust with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Trust.  Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

         The Trust pays expenses not expressly assumed by the Manager under the investment advisory agreement.
The investment advisory agreement lists examples of expenses paid by the Trust.  The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Trust to the Manager are calculated at the rates described in the
Prospectus. The management fees paid by the Trust to the Manager during its last three fiscal years were:

------------------------- --------------------------------------------------------------------------------------------
Fiscal Year ending 6/30                 Management Fee Paid to Centennial Asset Management Corporation
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------

------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          2005                                                     $740,169
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          2006                                                     $925,041
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------

          2007                                                     $952,147

------------------------- --------------------------------------------------------------------------------------------

         The Manager has undertaken that the total expenses of the Trust, in any fiscal year of the Trust, exclusive of taxes, interest, brokerage commissions (if any) and non-recurring expenses, including litigation, shall not exceed 0.80% of the average annual net assets of the Trust.  Additionally, effective July 7, 2003, the
Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the
Trust may seek to maintain a positive yield.  The payment of the management fee at the end of any month will be reduced so that there will not be any accrued but unpaid liability under those expense limitations.  Any assumption of the Trust's expenses under either arrangement lowers the Trust's overall expense ratio and increases its yield and total return during the time such expenses are assumed.  The Manager reserves the right to vary the amount of expenses assumed or eliminate the assumption of expenses altogether. For the fiscal years ended June 30, 2005, 2006 and 2007, the management fees payable by the Trust would have been $740,169, $924,555 and $952,147 with the Manager's voluntary expense assumption.  Those amounts reflect the effect of the expense assumptions of $0, $486 and $0 for the fiscal years ended June 30, 2005, 2006 and 2007 respectively.

      The  investment  advisory  agreement  states that in the  absence of willful  misfeasance,  bad faith,  gross negligence  in the  performance  of its duties or  reckless  disregard  of its  obligations  and  duties  under the investment  advisory  agreement,  the  Manager  is not  liable for any loss  resulting  from a good faith  error or omission on its part with respect to any of its duties under the agreement.

Portfolio Manager.  The Trust's portfolio is managed by Cameron T. Ullyatt (referred to as "Portfolio Manager").
He is the person who is responsible for the day-to-day management of the Trust's investments.

           Other Accounts Managed.  In addition to managing the Trust's investment portfolio, Mr. Ullyatt also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by Mr. Ullyatt as of
June 30, 2007. No account has a performance-based advisory fee:

                               -----------------------------------------------------------------------------------------

         Portfolio Manager                    OthertAccountseManaged    ToTotalsAssetsn       Total Assets in Other Pooled Investment Vehicles Managed(1)
                                                                       in OthersAccounts
                                                                           Managed(2)          Investment
                                                Companies Managed     Companies Managed(1)  Vehicles Managed

         ---------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

     Cameron Ullyatt                 2            1,762           None         None             None      None

    --------------------------------------------------------------------------------------------------------------------

         1. In millions.
         2. Does not include personal accounts of portfolio managers and their families, which are subject to the
         Code of Ethics.

       As indicated above, the Portfolio Manager also manages other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Trust.  That may occur whether the investment objectives and strategies of the other fund and accounts are the same as, or different from, the Trust's investment objectives and strategies.  For example, the Portfolio Manager may need to allocate investment opportunities between the Trust and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Trust.  Not all funds and accounts advised by the Manager have the same management fee.
If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Trust, the Manager could have an incentive to favor the other fund or account.  However, the
Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Trust, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of
Ethics may not always be adequate to do so.  At different times, the Trust's Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Trust, or may manage funds or accounts with investment objectives and strategies that are different from those of the Trust.

         Compensation of the Portfolio Manager.  The Trust's Portfolio Manager is employed and compensated by the
Manager, not the Trust. Under the Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of June 30, 2007 the Portfolio
Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the
Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the Trust is Lipper - California Money Market Funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Trust's portfolio assets, although the Trust's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Trust and other funds and accounts managed by the Portfolio Manager. The compensation structure of the other funds and accounts managed by the Portfolio Manager is the same as the compensation structure of the Trust, described above.

                 Ownership of the Trust's Shares.  As of June 30, 2007 the Portfolio Manager did not
         beneficially own any shares of the Trust.

         |X|  The Distributor.  Under its General Distributor's agreement with the Trust, Centennial Asset
Management Corporation acts as the Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares.  The Distributor is not obligated to sell a specific number of shares.  The
Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. For other distribution expenses paid by the Trust, see the section entitled "Service Plan" below. The Trust's Sub-Distributor is OppenheimerFunds
Distributor, Inc.

Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of Trustees.  Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.
Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

         The Trust seeks to obtain prompt execution of orders at the most favorable net price.  If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.  It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio evaluations, analytical software and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase. No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

         The Trust may experience high portfolio turnover that may increase the Trust's transaction costs.
However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares.  The plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

         Under the Plan, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Trust, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Trust's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Trust's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance.  Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  The plan may be terminated at any time by the vote of a majority of the Independent
Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

         The Board of Trustees and the Independent Trustees must approve all material amendments to the plan.  An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders.  The approval must be by a "majority" (as defined in the Investment Company Act) of the shares.

         While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review.  The reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plan, no payment will be made to any recipient in any period in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.  The Board of Trustees has set
no minimum amount of assets to qualify for payments under the plan.

         |X|  Service Plan Fees.  Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares.  The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to 0.20% of average annual net assets of the shares.  The Distributor makes payments to plan recipients periodically depending on asset size at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

         For the fiscal year ended June 30, 2007 payments under the plan totaled $380,570. The Distributor retained $0 and the remaining balance was paid out by the Distributor to recipients, which included $5 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal quarter cannot be recovered in subsequent quarters.  The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      For the fiscal year ended June 30, 2007, the Manager paid, in the aggregate, $578,849 in fees out of its own resources for distribution assistance to A.G. Edwards & Sons, Inc. Those distribution assistance payments were paid based on annual rates applied to the average net asset value during the calendar quarter of qualified assets of the Centennial funds.

Payments to Trust Intermediaries

         Financial intermediaries may receive various forms of compensation or reimbursement from the Trust in the form of 12b-1 plan payments as described in the preceding section of this SAI. Additionally, the Manager, the
Distributor and/or the Sub-Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Trust and other Oppenheimer or Centennial funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Trust, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager, Distributor or Sub-Distributor. The payments to intermediaries vary by the types of product sold, the features of the Trust and the role played by the intermediary.

         Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o        Payments made by the Trust, or by an investor buying or selling shares of the Trust may include:

o        ongoing asset-based payments attributable to the share class selected, including fees payable under the
              Trust's service plan adopted under Rule 12b-1 under the Investment Company Act, which are paid from the Trust's assets (see " Service Plan" above);
o        shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Trust as reimbursement to the
              Manager, Distributor or Sub-Distributor for expenses they incur on behalf of the Trust.

o        Payments made by the Manager, Distributor or Sub-Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Trust.
       These payments are made at the discretion of the Manager, the Distributor and/or the Sub-Distributor.
       These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the
       Trust listed above.

o        These types of payments may reflect compensation for marketing support, support provided in offering the
              Trust or other Oppenheimer or Centennial funds through certain trading platforms and programs, transaction processing or other services;

o        The Manager, Distributor and Sub-Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the FINRA. Payments are made based on the guidelines established by the Manager, Distributor and Sub-Distributor, subject to applicable law.

         These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Trust or other Oppenheimer or Centennial funds, or to support the marketing or promotional efforts of the Distributor or Sub-Distributor offering shares of the Trust or other Oppenheimer or Centennial funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Trust. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Trust's prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Trust, the Manager, the
Distributor or the Sub-Distributor and any services it provides, as well as the fees and commissions it charges.

         Although brokers or dealers that sell Trust shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Trust or other Oppenheimer or Centennial funds, a financial intermediary's sales of shares of the Trust or such other Oppenheimer or Centennial funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the
Trust or such funds.

         Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o        transactional support, one-time charges for setting up access for the Trust or other Oppenheimer or
               Centennial funds on particular trading systems, and paying the intermediary's networking fees;
o        program support, such as expenses related to including the Oppenheimer and Centennial funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund
               "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o        placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

         Additionally, the Manager, Distributor or Sub-Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the
Oppenheimer and Centennial funds and shareholder financial planning needs.

         For the year ended December 31, 2006, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer and Centennial funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager, Distributor or Distributor for marketing or program support:

   ========================================================== ========================================================

   1st Global Capital Co.                                      Advantage Capital Corporation / FSC

   ---------------------------------------------------------- --------------------------------------------------------
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    Aegon                                                      Aetna Life Ins & Annuity Co.

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    AG Edwards                                                 AIG Financial Advisors

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    AIG Life                                                   Allianz Life Insurance Company

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    Allstate Life                                              American Enterprise Life Insurance

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    American General Annuity                                   American Portfolios

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    Ameriprise                                                 Ameritas

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    Annuity Investors Life                                     Associated Securities

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    AXA Advisors                                               AXA Equitable Life Insurance

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    Banc One Securities Corporation                            BNY Investment Center

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    Cadaret Grant & Co, Inc.                                   Chase Investment Services

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    Citicorp Investment Services, Inc.                         Citigroup Global Markets Inc (SSB)

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    CitiStreet                                                 Citizen's Bank of Rhode Island

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    Columbus Life                                              Commonwealth Financial Network

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    CUNA Brokerage Services, Inc.                              CUSO Financial Services, L.P.

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    Edward D Jones & Co.                                       Federal Kemper

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    Financial Network (ING)                                    GE Financial Assurance

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    GE Life & Annuity                                          Genworth Financial

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    GlenBrook Life and Annuity Co.                             Great West Life

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    Hartford Life Insurance Co.                                HD Vest Investment Services

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    Hewitt Associates                                          IFMG Securities, Inc.

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    ING Financial Advisers                                     ING Financial Partners

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    Jefferson Pilot Securities Co.                             Kemper Investors Life Insurance Co.

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    Legend Equities Co.                                        Legg Mason Wood Walker

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    Lincoln Benefit National Life                              Lincoln Financial

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    Lincoln Investment Planning, Inc.                          Linsco Private Ledger Financial

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    Mass Mutual                                                McDonald Investments, Inc.

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    Merrill Lynch                                              Minnesota Life

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    Mony Life                                                  Morgan Stanley Dean Witter

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    Multifinancial (ING)                                       Mutual Service Co.

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    National Planning Co.                                      Nationwide

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    NFP                                                        Park Avenue Securities LLC

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    PFS Investments, Inc.                                      Phoenix Life Insurance Co.

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    Plan Member Securities                                     Prime Capital Services, Inc.

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    Primevest Financial Services, Inc.                         Protective Life Insurance Co.

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    Provident Mutual Life & Annuity                            Prudential

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    Raymond James & Associates, Inc.                           RBC Daine Rauscher

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    Royal Alliance                                             Securities America, Inc.

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    Security Benefit                                           Security First-Metlife

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    Signator Investments                                       Sun Life Insurance Co.

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    Sun Trust Securities, Inc.                                 Thrivent Financial

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    Travelers Life & Annuity Co.                               UBS Financial Services, Inc.

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    Union Central                                              United Planners

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    Wachovia                                                   Walnut Street Securities (Met Life)

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    Waterstone Financial Group                                 Wells Fargo

   ========================================================== ========================================================

         For the year ended December 31, 2006, the following firms, which in some cases are broker-dealers, received payments from the Manager, Distributor or Sub-Distributor for administrative or other services provided
(other than revenue sharing arrangements), as described above:

                                                            --------------------------------------------------------==

  1st Global Capital Co.                                 A G Edwards

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  ACS HR Solutions                                       ADP

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AETNA Life Ins & Annuity Co.                                Alliance Benefit Group

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American Enterprise Investments                             American Express Retirement Service

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American Funds (Fascorp)                                    American United Life Insurance Co.

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Ameriprise                                                  Ameritrade, Inc.

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AMG Administrative Management Group                         AST (American Stock & Transfer)

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AXA Advisors                                                Baden Retirement

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BCG - New                                                   BCG (Programs for Benefit Plans)

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Bear Stearns Securities Co.                                 Benefit Administration, Inc.(WA)

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Benefit Administration, Inc.(WIS)                           Benefit Plans Administration

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Benetech, Inc.                                              Bisys

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Boston Financial Data Services                              Ceridian

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Charles Schwab & Co, Inc.                                   Citigroup Global Markets Inc (SSB)

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CitiStreet                                                  City National Investments

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Clark Consulting                                            CPI

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DA Davidson & Co.                                           Daily Access. Com, Inc.

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Davenport & Co, LLC                                         David Lerner Associates

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Digital Retirement Solutions                                DR, Inc.

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Dyatech                                                     E*Trade Clearing LLC

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Edgewood                                                    Edward D Jones & Co.

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Equitable Life / AXA                                        ERISA Administrative Svcs, Inc

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ExpertPlan.com                                              FAS Co. (FASCore/RK Pro)

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FBD Consulting                                              Ferris Baker Watts, Inc.

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Fidelity                                                    First Clearing LLC

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First Southwest Co.                                         First Trust - Datalynx

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First Trust Corp                                            Franklin Templeton

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Geller Group                                                Great West Life

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H&R Block Financial Advisors, Inc.                          Hartford Life Insurance Co.

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HD Vest Investment Services                                 Hewitt Associates

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HSBC Brokerage USA, Inc.                                    ICMA - RC Services

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Independent Plan Coordinators                               Ingham Group

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Interactive Retirement Systems                              Invesmart

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Janney Montgomery Scott, Inc.                               JJB Hillard W L Lyons, Inc.

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John Hancock                                                JP Morgan

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July Business Services                                      Kaufman & Goble

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Legend Equities Co.                                         Legg Mason Wood Walker

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Lehman Brothers, Inc.                                       Liberty-Columbia 529 Program

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Lincoln Investment Planning, Inc.                           Lincoln National Life Insurance Co.

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Linsco Private Ledger Financial                             MassMutual

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Matrix Settlement & Clearance Services                      McDonald Investments, Inc.

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Mercer HR Services                                          Merrill Lynch

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Mesirow Financial, Inc.                                     MetLife

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MFS Investment Management                                   Mid Atlantic Capital Co.

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Milliman USA                                                Morgan Keegan & Co, Inc.

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Morgan Stanley Dean Witter                                  Nathan & Lewis Securities, Inc.

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National City Bank                                          National Deferred Comp

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National Financial                                          National Investor Services Co.

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Nationwide                                                  Newport Retirement Services

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Northwest Plan Services                                     NY Life Benefits

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Oppenheimer & Co, Inc.                                      Peoples Securities, Inc.

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Pershing                                                    PFPC

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Piper Jaffray & Co.                                         Plan Administrators

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Plan Member Securities                                      Primevest Financial Services, Inc.

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Principal Life Insurance                                    Prudential

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PSMI Group                                                  Quads Trust Company

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Raymond James & Associates, Inc.                            Reliastar

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Robert W Baird & Co.                                        RSM McGladrey

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Scott & Stringfellow, Inc.                                  Scottrade, Inc.

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Southwest Securities, Inc.                                  Standard Insurance Co

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Stanley, Hunt, Dupree & Rhine                               Stanton Group, Inc.

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Sterne Agee & Leach, Inc.                                   Stifel Nicolaus & Co, Inc.

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Sun Trust Securities, Inc.                                  Symetra

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T Rowe Price                                                The 401k Company

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The Princeton Retirement Group Inc.                         The Retirement Plan Company, LLC

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TruSource                                                   TruSource Union Bank of CA

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UBS Financial Services, Inc.                                Unified Fund Services (UFS)

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US Clearing Co.                                             USAA Investment Management Co.

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USI Consulting Group                                        Valic

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Vanguard Group                                              Wachovia

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Web401K.com                                                 Wedbush Morgan Securities

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Wells Fargo                                                 Wilmington Trust

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Performance of the Trust

Explanation of Performance Terminology.  The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield," "tax-equivalent yield" and "average annual total return."
An explanation of how yields and total returns are calculated is set forth below.  The charts below show the
Trust's performance as of the Trust's most recent fiscal year end.  You can obtain current performance information by calling the Trust's Transfer Agent at 1.800.525.9310.

         The Trust's illustrations of its performance data in advertisements must comply with rules of the SEC.
Those rules describe the types of performance data that may be used and how it is to be calculated.  If the Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Trust's performance information as a basis for comparisons with other investments:

o        Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o        An investment in the Trust is not insured by the FDIC or any other government agency.
o        The Trust's yield is not fixed or guaranteed and will fluctuate.
o        Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

|X|        Yields.  The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

         The compounded effective yield for a seven-day period is calculated by
         (1) adding 1 to the base period return (obtained as described above),
         (2) raising the sum to a power equal to 365 divided by 7, and
         (3) subtracting 1 from the result.

         The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the
Trust's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

         The Trust's "tax equivalent yield" adjusts the Trust's current yield, as calculated above, by a stated
federal tax rate.  The tax equivalent yield is computed by dividing the tax-exempt portion of the Trust's current yield by one minus a stated income tax rate and adding the result to the portion (if any) of the Trust's current yield that is not tax-exempt.  The tax equivalent yield may be compounded as described above to provide a compounded effective tax equivalent yield.

         The tax-equivalent yield may be used to compare the tax effects of income derived from the Trust with income from taxable investments at the tax rates stated. Your tax bracket is determined by your federal and state taxable income (the net amount subject to federal and state income tax after deductions and exemptions).  The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.  For taxpayers with income above certain levels, otherwise allowable itemized deductions are limited.

|X|      Total Return Information.  There are different types of "total returns" to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Trust uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

o        Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

ERV    l/n      - 1    = Average Annual Total Return
  P

o        Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

    ERV - P        = Total Return
----------------
       P

---------------- ---------------- ------------------------------------------ --------------------------------------
                                            Tax-Equivalent Yield

                   Compounded      (41.05% Combined State and Federal Tax        Average Annual Total Returns
     Yield       Effective Yield                  Brackets)                              (at 6/30/07)

 (7 days ended    (7 days ended

   6/30/07)         6/30/07)

---------------- ---------------- ------------------------------------------ --------------------------------------
---------------- ---------------- ---------------------- ------------------- ----------- ----------- --------------
                                          Yield              Compounded
                                         (7 days          Effective Yield
                                          ended            (7 days ended       1-Year     5 Years      10 Years

                                        6/30/07)              6/30/07)

---------------- ---------------- ---------------------- ------------------- ----------- ----------- --------------
---------------- ---------------- ---------------------- ------------------- ----------- ----------- --------------

     2.98%            3.02%               5.05%                5.12%           2.91%       1.40%         1.85%

---------------- ---------------- ---------------------- ------------------- ----------- ----------- --------------

         |X|  Other Performance Comparisons.  Yield information may be useful to investors in reviewing the
Trust's performance.  The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S.
government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

         From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Trust.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange ("the NYSE") is open, at 12:00 Noon and at 4:00 P.M, on each day that the
NYSE is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this SAI mean "Eastern time."  The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

         The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.  This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the
Trust would receive if it sold the security.

         The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

         The Board of Trustees receives information on the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

         During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower
(and net investment income and dividends higher) than those of a fund holding the identical investments as the
Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United Missouri Bank ("the Bank") for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust.  Checks may not be presented for payment at the offices of the Bank or the
Trust's Custodian.  This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time. The Trust will provide you notice whenever it is required to do so by applicable law.

         In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)      for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)      for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)      authorizes the Trust, its Transfer Agent and any bank through which the Trust's drafts (checks) are payable to pay all checks drawn on the Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;

         (4)  specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the
              Checkwriting card or the application, as applicable;
(5)      understands that the Checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)      acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of Checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

How to Exchange Shares
As stated in the Prospectus, direct shareholders can exchange shares of the Trust for Class A shares of any of the following eligible funds:

  Oppenheimer Absolute Return Fund                           Oppenheimer MidCap Fund
  Oppenheimer AMT-Free Municipals                            Oppenheimer New Jersey Municipal Fund
  Oppenheimer AMT-Free New York Municipals                   Oppenheimer Pennsylvania Municipal Fund
  Oppenheimer Balanced Fund                                  Oppenheimer Portfolio Series:
  Oppenheimer Baring China Fund                                  Conservative Investor Fund
  Oppenheimer Baring Japan Fund                                  Moderate Investor Fund
  Oppenheimer Core Bond Fund                                     Equity Investor Fund
  Oppenheimer California Municipal Fund                          Active Allocation Fund
  Oppenheimer Capital Appreciation Fund                      Oppenheimer Principal Protected Main Street Fund
  Oppenheimer Capital Income Fund                            Oppenheimer Principal Protected Main Street Fund II
  Oppenheimer Champion Income Fund                           Oppenheimer Principal Protected Main Street Fund III
  Oppenheimer Commodity Strategy Total Return Fund           Oppenheimer Quest Balanced Fund
  Oppenheimer Convertible Securities Fund                    Oppenheimer Quest Capital Value Fund, Inc.
  Oppenheimer Developing Markets Fund                        Oppenheimer Quest International Value Fund, Inc.
  Oppenheimer Discovery Fund                                 Oppenheimer Quest Opportunity Value Fund
  Oppenheimer Dividend Growth Fund                           Oppenheimer Quest Value Fund, Inc.
  Oppenheimer Emerging Growth Fund                           Oppenheimer Real Estate Fund

Oppenheimer Emerging Technologies Fund                          Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Enterprise Fund                                     Oppenheimer Rochester Maryland Municipal Fund

  Oppenheimer Equity Fund, Inc.                              Oppenheimer Rochester Massachusetts Municipal Fund
  Oppenheimer Global Fund                                    Oppenheimer Rochester Michigan Municipal Fund
  Oppenheimer Global Opportunities Fund                      Oppenheimer Rochester Minnesota Municipal Fund
  Oppenheimer Gold & Special Minerals Fund                   Oppenheimer Rochester National Municipals
  Oppenheimer Growth Fund                                    Oppenheimer Rochester North Carolina Municipal Fund
  Oppenheimer International Bond Fund                        Oppenheimer Rochester Ohio Municipal Fund
  Oppenheimer International Diversified Fund                 Oppenheimer Rochester Virginia Municipal Fund
  Oppenheimer International Growth Fund                      Oppenheimer Select Value Fund
  Oppenheimer International Small Company Fund               Oppenheimer Senior Floating Rate Fund
  Oppenheimer International Value Fund                       Oppenheimer Small- & Mid- Cap Value Fund
  Oppenheimer Limited Term California Municipal Fund         Oppenheimer Strategic Income Fund
  Oppenheimer Limited-Term Government Fund                   Oppenheimer U.S. Government Trust
  Oppenheimer Limited Term Municipal Fund                    Oppenheimer Value Fund
  Oppenheimer Main Street Fund                               Limited-Term New York Municipal Fund
  Oppenheimer Main Street Opportunity Fund                   Rochester Fund Municipals
  Oppenheimer Main Street Small Cap Fund

  LifeCycle Funds
      Oppenheimer Transition 2010 Fund
      Oppenheimer Transition 2015 Fund
      Oppenheimer Transition 2020 Fund
      Oppenheimer Transition 2030 Fund

  And the following money market funds:

  Oppenheimer Cash Reserves                                  Centennial Government Trust
  Oppenheimer Institutional Money Market Fund                Centennial Money Market Trust
  Oppenheimer Money Market Fund, Inc.                        Centennial New York Tax Exempt Trust
  Centennial California Tax Exempt Trust                     Centennial Tax Exempt Trust

     Shares of the Trust  purchased  without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales
charge.   Shares  of  the  Trust  acquired  by   reinvestment  of  dividends  or
distributions  from the Trust or any of the other  eligible  funds  (other  than
Oppenheimer  Cash  Reserves)  or  from  any  unit  investment  trust  for  which reinvestment  arrangements  have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

|X| Limits on Multiple  Exchange Orders.  The Trust reserves the right to reject telephone or written exchange requests  submitted in bulk by anyone on behalf of more than one account.

|X| Telephone Exchange Requests.  When exchanging shares by telephone,  a direct shareholder  must have an existing  account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange  request may be submitted.  If all telephone  lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations), shareholders  might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|  Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent receives an exchange  request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.  The Trust reserves the right, in its discretion,  to refuse any exchange request that may disadvantage it. For example,  if the  receipt  of  multiple  exchange  requests  might  require  the disposition  of  portfolio  securities  at a time or at a price  that  might  be disadvantageous to the Trust, the Trust may refuse the request.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares  subject to a restriction  cited in the Prospectus or this SAI or would include  shares covered by a share  certificate  that is not tendered with the request.  In those cases,  only the shares  available  for exchange  without restriction will be exchanged.

     The  different   eligible  funds  available  for  exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another. The Trust, the Distributor,  the Sub-Distributor, and the Transfer Agent are unable to provide investment,  tax or legal advice to a shareholder  in connection  with an exchange  request or any other  investment transaction.

     The Trust may amend,  suspend or terminate  the  exchange  privilege at any time.  Although the Trust may impose these  changes at any time, it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to  materially  amending or  terminating  the exchange  privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's  Dividends,  Distributions  and Redemptions of Shares.
The federal tax treatment of the Trust's distributions is briefly highlighted in the  Prospectus.  The  following  is only a summary  of certain  additional  tax considerations generally affecting the Trust and its shareholders.

     The tax  discussion in the  Prospectus  and this SAI is based on tax law in effect on the date of the Prospectus  and this SAI.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with  retroactive  effect.  State  and local tax  treatment  of  exempt-interest dividends and potential  capital gain  distributions  from regulated  investment companies  may  differ  from the  treatment  under  the  Internal  Revenue  Code described  below.  Potential  purchasers  of  shares  of the  Trust are urged to
consult  their  tax  advisers   with   specific   reference  to  their  own  tax
circumstances as well as the consequences of federal,  state and local tax rules affecting an investment in the Trust.

|X| Qualification as a Regulated Investment Company. The Trust has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated  investment company,  the Trust is not subject to federal income tax on the portion of its net investment income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses)  and  capital  gain net income  (that is, the excess of net  long-term capital  gains  over net  short-term  capital  losses)  that it  distributes  to shareholders.

     If the  Trust  qualifies  as a  "regulated  investment  company"  under the
Internal  Revenue Code, it will not be liable for federal  income tax on amounts it pays as dividends and other  distributions.  That  qualification  enables the
Trust to "pass  through" its income and realized  capital gains to  shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last  fiscal  year and  intends to qualify in future  years,  but reserves the right not to qualify.  The Internal  Revenue Code contains a number of complex tests to determine  whether the Trust qualifies.  The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated  for tax  purposes as an ordinary  corporation  and will  receive no tax
deduction   for  payments  of  dividends   and  other   distributions   made  to
shareholders. In such an instance, all of the Trust's dividends would be taxable to shareholders.

     To qualify as a regulated  investment company, the Trust must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital loss) and at least 90% of its net  tax-exempt  income for the taxable year.  The
Trust must also satisfy certain other requirements of the Internal Revenue Code, some of which are described  below.  Distributions  by the Trust made during the taxable year or, under specified  circumstances,  within twelve months after the close of the taxable year, will be considered  distributions of income and gains for the  taxable  year and  will  therefore  count  toward  satisfaction  of the above-mentioned requirement.

     To qualify as a  regulated  investment  company,  the Trust must  derive at least 90% of its gross income from dividends,  interest,  certain  payments with respect to securities  loans,  gains from the sale or other disposition of stock or  securities  or foreign  currencies  (to the extent such  currency  gains are directly related to the regulated  investment  company's  principal  business of investing in stock or securities) and certain other income.

     In addition to satisfying the requirements  described above, the Trust must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company. Under that test, at the close of each quarter of the Trust's taxable  year,  at least 50% of the value of the Trust's  assets must consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers, the Trust must not have invested more than
5% of the value of the Trust's  total assets in  securities  of each such issuer and the Trust must not hold more than 10% of the outstanding  voting  securities of each such  issuer.  No more than 25% of the value of its total  assets may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Trust  controls  and which are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated  as  U.S.  government  securities.  Fund  investments  in  partnerships, including in qualified  publicly traded  partnerships,  may result in the Fund's being  subject  to state,  local or  Foreign  income  Franchise  or  withholding liabilities.

|X| Excise Tax on Regulated  Investment  Companies.  Under the Internal  Revenue
Code,  by December 31 each year,  the Trust must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not, the Trust must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Trust  will meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Trust might be required to liquidate portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for the  Trust  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|  Taxation of Trust  Distributions.  The Trust  intends to qualify  under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends"
to its shareholders.  To satisfy this qualification,  at the end of each quarter of its  taxable  year,  at least 50% of the value of the  Trust's  total  assets consists of  obligations  as defined in Section  103(a) of the Internal  Revenue
Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Trust on municipal securities will be excludable from gross income of shareholders for federal income tax purposes.  To the extent the Trust fails to  qualify  to pay  exempt-interest  dividends  in any given  form,  such dividends  would be included  in the gross  income of  shareholders  for federal income tax purposes.

     Net investment income includes the allocation of amounts of income from the municipal  securities in the Trust's portfolio that are free from federal income taxes.  This  allocation  will be made by the use of one  designated  percentage applied uniformly to all income dividends paid during the Trust's tax year. That designation  will  normally be made  following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income  designated as tax-exempt  may  substantially  differ from the percentage of the Trust's income that was tax-exempt for a given period.

     A portion of the exempt-interest dividends paid by the Trust may be an item of tax preference for shareholders  subject to the federal  alternative  minimum tax.  The  amount of any  dividends  attributable  to tax  preference  items for purposes of the alternative  minimum tax will be identified when tax information is distributed by the Trust.

     A shareholder receiving a dividend from income earned by the Trust from one or more of the following  sources must treat the dividend as ordinary  income in the  computation of the  shareholder's  gross income,  regardless of whether the dividend is reinvested:

(1)      certain taxable temporary investments (such as
              certificates of deposit, repurchase agreements,
              commercial paper and obligations of the U.S.
              government, its agencies and
              instrumentalities);
(2)      income from securities loans;
(3)      income or gains from options or futures,
(4)      any net short-term capital gain; and
(5)      any market discount amortization on tax-exempt bonds.

     The  Trust's  dividends  will not be  eligible  for the  dividends-received deduction for  corporations.  Shareholders  receiving  Social Security  benefits should be aware  that  exempt-interest  dividends  are a factor  in  determining whether (and the extent to which) such  benefits  are subject to federal  income tax.

     In any year in which the Trust qualifies as a regulated  investment company under the Internal  Revenue Code, the Trust will also be exempt from  California corporate income and franchise taxes. It will also be qualified under California law to pay  exempt  interest  dividends  that  will be  exempt  from  California personal  income  tax.  That  exemption  applies to the extent  that the Trust's distributions  are attributable to interest on California  municipal  securities and qualifying  obligations of the United States government,  if at least 50% of the Trust's assets are invested in such obligations at the close of each quarter in its tax year.  Distributions  from the  Trust  attributable  to  income  from
sources  other  than  California   municipal   securities  and  U.S.  government
obligations  will  generally  be subject to  California  income tax as  ordinary income.

     Distributions by the Trust from investment  income and long- and short-term
capital  gains  will  generally  not  be  excludable   from  taxable  income  in
determining  California  corporate  franchise  tax or income  tax for  corporate shareholders of the Trust. Additionally, certain distributions paid to corporate shareholders  of the Trust may be includable in income subject to the California alternative minimum tax.

     The Trust may either retain or distribute to  shareholders  its net capital gain for each taxable year. The Trust  currently  intends to distribute any such amounts. If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly  identified in reports sent to  shareholders in January of each year.  Such treatment will apply no matter how long the shareholder has held his or her  shares or  whether  that gain was  recognized  by the Trust  before  the shareholder acquired his or her shares.

     If the Trust  elects to retain  its net  capital  gain,  the Trust  will be subject  to tax on it at the 35%  corporate  tax rate.  If the  Trust  elects to retain its net capital gain, the Trust will provide to shareholders of record on the last day of its taxable year  information  regarding their pro rata share of the gain and tax paid. As a result,  each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term  capital gain,  will  receive a  refundable  tax credit for his/her pro rata share of tax paid by the  Trust on the gain,  and will  increase  the tax  basis for  his/her shares by an amount equal to the deemed distribution less the tax credit.

     Distributions  by the Trust will be treated in the manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Trust (or of another fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Trust will be  required in certain  cases to  withhold  28% of ordinary income  dividends (not  including  "exempt-interest  dividends"),  capital gains distributions  (including  short-term  and  long-term)  and the  proceeds of the redemption of shares,  paid to any  shareholder  (1) who has failed to provide a correct taxpayer  identification  number or to properly certify that number when required,  (2) who is subject to backup  withholding  for  failure to report the receipt  of  interest  or  dividend  income  properly,  or (3) who has failed to certify to the Trust that the  shareholder is not subject to backup  withholding or is an "exempt  recipient"  (such as a  corporation).  Any tax withheld by the
Trust is remitted by the Trust to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

|X| Tax Effects of  Redemptions  of Shares.  If a  shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases  other shares of the Trust within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Trust will be  considered  capital  gain or loss,  if the shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.  Losses realized by shareholders on the  redemption  of Fund shares within six months of purchase will be disallowed for  federal  income tax  purposes  to the extent of  exempt-interest  dividends received on such shares.

|X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a
foreign  trust,  a  foreign  estate,  a  foreign   corporation,   or  a  foreign
partnership)  primarily  depends on whether the foreign person's income from the
Trust is  effectively  connected  with the conduct of a U.S.  trade or business.
Typically,   ordinary  income  dividends  paid  (not  including  exempt-interest dividends paid by the Trust) from a mutual fund are not considered  "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Trust (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Trust at a rate of 30%,  provided  the Trust  obtains a properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income  dividends paid by the Trust.
Any tax withheld by the Trust is remitted by the Trust to the U.S.  Treasury and all income and any tax withheld is identified in reports mailed to  shareholders in March of each year with a copy sent to the IRS.

     If the ordinary income  dividends from the Trust are effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an exemption  from the U.S. tax  described  above  provided the Trust  obtains a properly completed and signed Certificate of Foreign Status.

     If the foreign person fails to provide a  certification  of his/her foreign status,  the Trust will be  required to  withhold  U.S.  tax at a rate of 28% on ordinary income dividends (not including "exempt-interest  dividends"),  capital gains distributions (including short-term and long-term) and the proceeds of the redemption  of shares,  paid to any foreign  person.  Any tax  withheld (in this situation)  by the Trust is remitted by the Trust to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to  shareholders  in
January of each year with a copy sent to the IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Trust,  including the  applicability  of the U.S.  withholding taxes described above.

Dividend  Reinvestment  in Another Trust.  Direct  shareholders of the Trust may elect to reinvest all dividends  and/or capital gains  distributions  in Class A shares of any eligible fund listed above. To elect this option,  the shareholder must notify the Transfer  Agent in writing and must have an existing  account in the fund selected for reinvestment. Otherwise, the shareholder first must obtain a prospectus for that fund and an application  from the Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial  intermediaries  and institutions that have a sales agreement with the
Sub-Distributor.  The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services,  Inc., the Trust's Transfer Agent, is
responsible  for maintaining  the Trust's  shareholder  registry and shareholder accounting  records,  and for paying dividends and distributions to shareholders
of  the  Trust.  It  also  handles  shareholder   servicing  and  administrative
functions. It serves as the Transfer Agent for an annual per account fee.

The  Custodian.  Citibank,  N.A. is the  custodian  of the Trust's  assets.  The custodian's  responsibilities  include  safeguarding and controlling the Trust's portfolio  securities  and handling the delivery of such  securities to and from the  Trust.  It is the  practice  of the Trust to deal with the  custodian  in a manner uninfluenced by any banking  relationship the custodian may have with the
Manager and its  affiliates.  The Trust's cash  balances  with the  custodian in excess of  $100,000  are not  protected  by  federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Registered Public Accounting Firm. Deloitte & Touche LLP serves as the Independent  Registered  Public  Accounting Firm for the Trust.  Deloitte
&  Touche LLP audits the Trust's  financial  statements  and performs  other related audit services.  Deloitte &  Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its  affiliates.  Audit and non-audit  services  provided by Deloitte  &
Touche LLP to the Trust must be pre-approved by the Audit Committee.
17 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL CALIFORNIA TAX EXEMPT TRUST: We have audited the accompanying statement of assets and liabilities of Centennial California Tax Exempt Trust (the "Trust"), including the statement of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. DELOITTE & TOUCHE LLP Denver, Colorado August 8, 2007 6 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST STATEMENT OF INVESTMENTS June 30, 2007 -------------------------------------------------------------------------------- PRINCIPAL VALUE AMOUNT SEE NOTE 1 ---------------------------------------------------------------------------------------------------------- SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.4% ---------------------------------------------------------------------------------------------------------- CALIFORNIA--94.3% Alameda, CA Transportation Corridor Agency RB, MSTFC Series 2006-1514, 3.77% 1,2 $ 420,000 $ 420,000 ---------------------------------------------------------------------------------------------------------- CA Dept. of Water Resources RB, Central Valley Project, Goldman Sachs Trust Series 2007-27G, 3.75% 1,2 3,000,000 3,000,000 ---------------------------------------------------------------------------------------------------------- CA EDFAU IDV RB, Applied Aerospace Structure Corp., Series 1998, 3.77% 2 100,000 100,000 ---------------------------------------------------------------------------------------------------------- CA Golden State Tobacco Securitization Corp. RB, Reset Option Certificates II-R Trust, Series 841CE, 3.74% 1,2 4,700,000 4,700,000 ---------------------------------------------------------------------------------------------------------- CA Golden State Tobacco Securitization Corp. RRB, Municipal Securities Trust Certificates, Series 7046, Cl. A, 3.79% 1,2 4,000,000 4,000,000 ---------------------------------------------------------------------------------------------------------- CA GOUN, P-Floats, Series PT-3850, 3.79% 2 2,000,000 2,000,000 ---------------------------------------------------------------------------------------------------------- CA GOUN, P-Floats, Series PT-4031, 3.77% 1,2 6,500,000 6,500,000 ---------------------------------------------------------------------------------------------------------- CA GOUN, P-Floats, Series PZP-010, 3.80% 1,2 2,820,000 2,820,000 ---------------------------------------------------------------------------------------------------------- CA GOUN, Series 2003 B-1, 3.70% 2 12,000,000 12,000,000 ---------------------------------------------------------------------------------------------------------- CA HFA RB, Series F, 3.92% 2 700,000 700,000 ---------------------------------------------------------------------------------------------------------- CA I&E Development Bank RB, Starter & Alternator Project, Series 1999, 3.83% 2 3,900,000 3,900,000 ---------------------------------------------------------------------------------------------------------- CA Imperial Irrigation District RB, Electrical & WS Projects, Series A, 3.68%, 10/11/07 5,000,000 5,000,000 ---------------------------------------------------------------------------------------------------------- CA PCFAU RRB, Pacific Gas & Electric Co., Series F, 3.84% 2 400,000 400,000 ---------------------------------------------------------------------------------------------------------- CA PCFAU SWD RB, CR&R, Inc. Project, Series A, 3.81% 2 2,000,000 2,000,000 ---------------------------------------------------------------------------------------------------------- CA PCFAU SWD RB, Garden City Sanitation, Series A, 3.83% 2 2,615,000 2,615,000 ---------------------------------------------------------------------------------------------------------- CA PCFAU SWD RB, Greenwaste Recovery, Inc. Project, Series 2007A, 3.83% 2 3,305,000 3,305,000 ---------------------------------------------------------------------------------------------------------- CA PCFAU SWD RB, Greenwaste Recovery, Inc. Project, Series A, 3.83% 2 2,880,000 2,880,000 ---------------------------------------------------------------------------------------------------------- CA PCFAU SWD RB, Marin San Services Project, Series A, 3.83% 2 1,400,000 1,400,000 ---------------------------------------------------------------------------------------------------------- CA PCFAU SWD RB, Penas Disposal, Inc. Project, Series A, 3.83% 2 1,345,000 1,345,000 ---------------------------------------------------------------------------------------------------------- CA PCFAU SWD RB, Sunset Waste Paper, Inc. Project, 3.83% 2 2,960,000 2,960,000 ---------------------------------------------------------------------------------------------------------- CA PCFAU SWD RB, Valley Vista Services, Inc., Series A, 3.83% 2 2,000,000 2,000,000 ---------------------------------------------------------------------------------------------------------- CA PCFAU SWD RB, Vanderham/J&D Wilson Dairy Project, Series 2004, 3.88% 2 2,500,000 2,500,000 ---------------------------------------------------------------------------------------------------------- CA RB, MSTFC Series 2006-1544P, 3.76% 1,2 3,500,000 3,500,000 ---------------------------------------------------------------------------------------------------------- CA RB, P-Floats, Series PZP-002, 3.80% 1,2 4,000,000 4,000,000 ---------------------------------------------------------------------------------------------------------- CA RB, P-Floats, Series PZP-005, 3.83% 1,2 2,000,000 2,000,000 ---------------------------------------------------------------------------------------------------------- CA RB, P-Floats, Series PZP-009, 3.80% 1,2 1,400,000 1,400,000 ---------------------------------------------------------------------------------------------------------- CA RB, P-Floats, Series PZP-014, 3.80% 1,2 755,000 755,000 ---------------------------------------------------------------------------------------------------------- CA RB, P-Floats, Series PZP-014, 3.80% 1,2 740,000 740,000 ---------------------------------------------------------------------------------------------------------- CA REF GOUN, Kindergarten University, Series 2004B-6, 3.68% 2 2,000,000 2,000,000 ---------------------------------------------------------------------------------------------------------- CA REF GOUN, P-Floats, Series PT-4027, 3.77% 1,2 2,500,000 2,500,000 ---------------------------------------------------------------------------------------------------------- CA REF GOUN, Series 2005 B-5, 3.68% 2 2,885,000 2,885,000 ---------------------------------------------------------------------------------------------------------- CA SCDAU RB, P-Floats, Series PT-3708, 3.82% 1,2 1,000,000 1,000,000 7 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST STATEMENT OF INVESTMENTS Continued -------------------------------------------------------------------------------- PRINCIPAL VALUE AMOUNT SEE NOTE 1 ---------------------------------------------------------------------------------------------------------- CALIFORNIA Continued CA Statewide FAU TS RB, P-Floats, Series PA-1287, 3.78% 1,2 $ 3,150,000 $ 3,150,000 ---------------------------------------------------------------------------------------------------------- Chabot-Las Positas, CA GOUN, Community College District, Goldman Sachs Trust Series 2006-87Z, 3.78% 1,2 2,545,000 2,545,000 ---------------------------------------------------------------------------------------------------------- Clovis, CA USD GOB, P-Floats, Series PZ-42, 3.80% 1,2 515,000 515,000 ---------------------------------------------------------------------------------------------------------- Los Angeles Cnty., CA MTAU RB, Series A, 3.72%, 7/13/07 3,000,000 3,000,000 ---------------------------------------------------------------------------------------------------------- Los Angeles, CA MH RB, Windward, P-Floats, Series PT-3700, 3.82% 1,2 4,000,000 4,000,000 ---------------------------------------------------------------------------------------------------------- Los Angeles, CA Municipal Improvement Corp. RB, Series A-1&2, 3.62%, 8/1/07 1,200,000 1,200,000 ---------------------------------------------------------------------------------------------------------- Los Angeles, CA Municipal Improvement Corp. RB, Series A-1&2, 3.65%, 8/8/07 1,500,000 1,500,000 ---------------------------------------------------------------------------------------------------------- Los Angeles, CA Municipal Improvement Corp. RB, Series A-1&2, 3.74%, 8/8/07 2,000,000 2,000,000 ---------------------------------------------------------------------------------------------------------- Mt. Diablo, CA USD GOB, AAMC Series 2004-36, 3.75% 1,2 4,590,000 4,590,000 ---------------------------------------------------------------------------------------------------------- Pasadena, CA COP, Conference Center, PTTR, Series 1464, 3.78% 1,2 1,485,000 1,485,000 ---------------------------------------------------------------------------------------------------------- Riverside Cnty., CA Transportation Commission RB, Series A, 3.52%, 7/9/07 1,000,000 1,000,000 ---------------------------------------------------------------------------------------------------------- Riverside Cnty., CA Transportation Commission RB, Series A, 3.70%, 8/22/07 4,000,000 4,000,000 ---------------------------------------------------------------------------------------------------------- Riverside Cnty., CA Transportation Commission RB, Series B, 3.62%, 9/5/07 1,000,000 1,000,000 ---------------------------------------------------------------------------------------------------------- Riverside Cnty., CA Transportation Commission RB, Series B, 3.75%, 11/7/07 500,000 500,000 ---------------------------------------------------------------------------------------------------------- San Diego Cnty., CA COP, Friends of Chabad Lubavitch Project, 3.72% 2 400,000 400,000 ---------------------------------------------------------------------------------------------------------- San Francisco, CA City & Cnty. PUC Clean Water RRB, MERLOTS Series 2003 B20, 3.77% 1,2 6,970,000 6,970,000 ---------------------------------------------------------------------------------------------------------- San Francisco, CA City & Cnty. PUC RB, Wastewater, 3.65%, 8/9/07 1,000,000 1,000,000 ---------------------------------------------------------------------------------------------------------- San Francisco, CA City & Cnty. PUC RB, Wastewater, 3.68%, 10/19/07 2,500,000 2,500,000 ---------------------------------------------------------------------------------------------------------- San Joaquin Delta Community College District, CA GOUN, Municipal Securities Trust Certificates, Series 3020, Cl. A, 3.79% 1,2 10,925,000 10,925,000 ---------------------------------------------------------------------------------------------------------- San Joaquin, CA Transportation Authority RB, 3.70%, 2/14/08 2,500,000 2,500,000 ---------------------------------------------------------------------------------------------------------- San Mateo Cnty., CA Community College District GOUN, Goldman Sachs Trust Series 2007-30Z, 3.76% 1,2 1,000,000 1,000,000 ---------------------------------------------------------------------------------------------------------- San Mateo Cnty., CA Community College District GOUN, Goldman Sachs Trust Series 2007-5Z, 3.76% 1,2 2,405,000 2,405,000 ---------------------------------------------------------------------------------------------------------- Santa Rosa, CA Wastewater RB, P-Floats, Series PZ-43, 3.77% 1,2 4,880,000 4,880,000 ---------------------------------------------------------------------------------------------------------- South Bay, CA Regional Public Communications Authority RB, Manhattan Beach Project, Series C, 3.73% 2 1,030,000 1,030,000 ---------------------------------------------------------------------------------------------------------- Turlock, CA Irrigation District RB, Series A, 3.67%, 9/13/07 1,000,000 1,000,000 ---------------------------------------------------------------------------------------------------------- Vallejo, CA Water RB, Series A, 3.71% 2 3,410,000 3,410,000 ---------------------------------------------------------------------------------------------------------- Ventura Cnty., CA PFAU Lease RB, 3.53%, 7/9/07 2,300,000 2,300,000 ---------------------------------------------------------------------------------------------------------- Victorville, CA Joint Powers FAU Lease RRB, CoGeneration Facilities, Series 2007A, 3.72% 2 11,000,000 11,000,000 -------------- 169,130,000 ---------------------------------------------------------------------------------------------------------- U.S. POSSESSIONS--5.1% PR CMWLTH Aqueduct & Sewer Authority RB, Reset Option Certificates II-R, Series 10001CE, 3.79% 2 3,500,000 3,500,000 8 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST PRINCIPAL VALUE AMOUNT SEE NOTE 1 ---------------------------------------------------------------------------------------------------------- U.S. POSSESSIONS Continued PR CMWLTH Infrastructure FAU RB, MSTFC Series 2006-1534, 3.77% 1,2 $ 1,000,000 $ 1,000,000 ---------------------------------------------------------------------------------------------------------- PR CMWLTH Infrastructure FAU RB, Tender Option Trust Certificates, Series 2005 Z-6, 3.79% 1,2 2,905,000 2,905,000 ---------------------------------------------------------------------------------------------------------- PR CMWLTH Municipal Finance Agency RB, Series A, 4%, 8/1/07 500,000 500,247 ---------------------------------------------------------------------------------------------------------- PR CMWLTH Public Buildings Education HFAU RRB, Series M, 5.50%, 7/1/07 1,200,000 1,200,000 -------------- 9,105,247 ---------------------------------------------------------------------------------------------------------- TOTAL INVESTMENTS, AT VALUE (COST $178,235,247) 99.4% 178,235,247 ---------------------------------------------------------------------------------------------------------- OTHER ASSETS NET OF LIABILITIES 0.6 1,149,498 ---------------------------- NET ASSETS 100.0% $ 179,384,745 ============================ FOOTNOTES TO STATEMENT OF INVESTMENTS To simplify the listings of securities, abbreviations are used per the table below: AAMC ABN AMRO Munitops Certificates CMWLTH Commonwealth COP Certificates of Participation EDFAU Economic Development Finance Authority FAU Finance Authority GOB General Obligation Bonds GOUN General Obligation Unlimited Nts. HFA Housing Finance Agency/Authority HFAU Health Facilities Authority I&E Infrastructure and Economic IDV Industrial Development MERLOTS Municipal Exempt Receipts Liquidity Option Tender MH Multifamily Housing MSTFC Morgan Stanley & Co., Inc. Trust Floater Certificates MTAU Metropolitan Transportation Authority P-Floats Puttable Floating Option Tax Exempt Receipts PCFAU Pollution Control Finance Authority PFAU Public Finance Authority PTTR Puttable Tax Exempt Receipts PUC Public Utilities Commission RB Revenue Bonds REF Refunding RRB Revenue Refunding Bonds SCDAU Statewide Communities Development Authority SWD Solid Waste Disposal TS Tobacco Settlement USD Unified School District WS Water System 1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $83,705,000 or 46.66% of the Trust's net assets as of June 30, 2007. 2. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2007. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 9 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST STATEMENT OF ASSETS AND LIABILITIES June 30, 2007 -------------------------------------------------------------------------------- ----------------------------------------------------------------------------------------------------- ASSETS ----------------------------------------------------------------------------------------------------- Investments, at value (cost $178,235,247)--see accompanying statement of investments $ 178,235,247 ----------------------------------------------------------------------------------------------------- Cash 134,685 ----------------------------------------------------------------------------------------------------- Receivables and other assets: Interest 1,286,941 Investments sold 42,305 Other 13,642 -------------- Total assets 179,712,820 ============== ----------------------------------------------------------------------------------------------------- LIABILITIES ----------------------------------------------------------------------------------------------------- Payables and other liabilities: Dividends 188,839 Distribution and service plan fees 89,864 Legal, auditing and other professional fees 19,199 Shareholder communications 12,095 Transfer and shareholder servicing agent fees 3,467 Trustees' compensation 3,258 Other 11,353 -------------- Total liabilities 328,075 ----------------------------------------------------------------------------------------------------- NET ASSETS $ 179,384,745 ============== ----------------------------------------------------------------------------------------------------- COMPOSITION OF NET ASSETS ----------------------------------------------------------------------------------------------------- Paid-in capital $ 179,338,839 ----------------------------------------------------------------------------------------------------- Accumulated net realized gain on investments 45,906 -------------- NET ASSETS--applicable to 179,320,116 shares of beneficial interest outstanding $ 179,384,745 ============== ----------------------------------------------------------------------------------------------------- NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE $ 1.00 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 10 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST STATEMENT OF OPERATIONS For the Year Ended June 30, 2007 -------------------------------------------------------------------------------- ----------------------------------------------------------------------------------------------------- INVESTMENT INCOME ----------------------------------------------------------------------------------------------------- Interest $ 6,882,353 ----------------------------------------------------------------------------------------------------- EXPENSES ----------------------------------------------------------------------------------------------------- Management fees 952,147 ----------------------------------------------------------------------------------------------------- Service plan fees 380,570 ----------------------------------------------------------------------------------------------------- Transfer and shareholder servicing agent fees 48,672 ----------------------------------------------------------------------------------------------------- Shareholder communications 26,019 ----------------------------------------------------------------------------------------------------- Trustees' compensation 7,449 ----------------------------------------------------------------------------------------------------- Administration service fees 1,500 ----------------------------------------------------------------------------------------------------- Custodian fees and expenses 1,077 ----------------------------------------------------------------------------------------------------- Other 53,359 -------------- Total expenses 1,470,793 Less reduction to custodian expenses (267) -------------- Net expenses 1,470,526 ----------------------------------------------------------------------------------------------------- NET INVESTMENT INCOME 5,411,827 ----------------------------------------------------------------------------------------------------- NET REALIZED GAIN ON INVESTMENTS 75,428 ----------------------------------------------------------------------------------------------------- NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 5,487,255 ============== SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 11 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST STATEMENTS OF CHANGES IN NET ASSETS -------------------------------------------------------------------------------- YEAR ENDED JUNE 30, 2007 2006 ---------------------------------------------------------------------------------------------- OPERATIONS ---------------------------------------------------------------------------------------------- Net investment income $ 5,411,827 $ 4,159,759 ---------------------------------------------------------------------------------------------- Net realized gain 75,428 42,239 ---------------------------- Net increase in net assets resulting from operations 5,487,255 4,201,998 ---------------------------------------------------------------------------------------------- DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS ---------------------------------------------------------------------------------------------- Dividends from net investment income (5,411,827) (4,159,759) ---------------------------------------------------------------------------------------------- Distributions from net realized gain (63,507) -- ---------------------------------------------------------------------------------------------- BENEFICIAL INTEREST TRANSACTIONS ---------------------------------------------------------------------------------------------- Net increase (decrease) in net assets resulting from beneficial interest transactions (2,691,893) 16,160,365 ---------------------------------------------------------------------------------------------- NET ASSETS ---------------------------------------------------------------------------------------------- Total increase (decrease) (2,679,972) 16,202,604 ---------------------------------------------------------------------------------------------- Beginning of period 182,064,717 165,862,113 ---------------------------- End of period $179,384,745 $182,064,717 ============================ SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 12 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST FINANCIAL HIGHLIGHTS -------------------------------------------------------------------------------- YEAR ENDED JUNE 30, 2007 2006 2005 2004 2003 -------------------------------------------------------------------------------------------------------------------------- PER SHARE OPERATING DATA -------------------------------------------------------------------------------------------------------------------------- Net asset value, beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 -------------------------------------------------------------------------------------------------------------------------- Income from investment operations--net investment income and net realized gain .03 1 .02 1 .01 1 -- 2 .01 -------------------------------------------------------------------------------------------------------------------------- Dividends and/or distributions to shareholders: Dividends from net investment income (.03) (.02) (.01) -- 2 (.01) Distributions from net realized gain -- 2 -- -- -- -- ------------------------------------------------------------------- Total dividends and/or distributions to shareholders (.03) (.02) (.01) -- 2 (.01) -------------------------------------------------------------------------------------------------------------------------- Net asset value, end of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 =================================================================== -------------------------------------------------------------------------------------------------------------------------- TOTAL RETURN 3 2.91% 2.27% 1.13% 0.21% 0.52% -------------------------------------------------------------------------------------------------------------------------- -------------------------------------------------------------------------------------------------------------------------- RATIOS/SUPPLEMENTAL DATA -------------------------------------------------------------------------------------------------------------------------- Net assets, end of period (in thousands) $179,385 $182,065 $165,862 $139,892 $152,856 -------------------------------------------------------------------------------------------------------------------------- Average net assets (in thousands) $190,423 $184,956 $148,312 $149,559 $156,348 -------------------------------------------------------------------------------------------------------------------------- Ratios to average net assets: 4 Net investment income 2.84% 2.25% 1.11% 0.21% 0.52% Total expenses 0.77% 5 0.76% 6 0.77% 5 0.78% 5,6 0.76% 5,6 1. Per share amounts calculated based on the average shares outstanding during the period. 2. Less than $0.005 per share. 3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares. 4. Annualized for periods less than one full year. 5. Reduction to custodian expenses less than 0.005%. 6. Voluntary reimbursement of expenses less than 0.005%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 13 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST NOTES TO FINANCIAL STATEMENTS -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES Centennial California Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a wholly owned subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust. -------------------------------------------------------------------------------- SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees. -------------------------------------------------------------------------------- SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations. -------------------------------------------------------------------------------- FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required. The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes. UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAINS CARRYFORWARD 1,2 ------------------------------------------------------ $231,845 $ 22,578 $ -- 1. During the fiscal year ended June 30, 2007, the Trust did not utilize any capital loss carryforward. 2. During the fiscal year ended June 30, 2006, the Trust utilized $8,254 of capital loss carryforward to offset capital gains realized in that fiscal year. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust. 14 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST The tax character of distributions paid during the years ended June 30, 2007 and June 30, 2006 was as follows: YEAR ENDED YEAR ENDED JUNE 30, 2007 JUNE 30, 2006 --------------------------------------------------------- Distributions paid from: Exempt-interest dividends $ 5,411,827 $ 4,159,759 Ordinary income 15,396 -- Long-term capital gain 48,111 -- --------------------------- Total $ 5,475,334 $ 4,159,759 =========================== -------------------------------------------------------------------------------- TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan. -------------------------------------------------------------------------------- DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00. -------------------------------------------------------------------------------- CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings. -------------------------------------------------------------------------------- SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. 15 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES Continued INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote. -------------------------------------------------------------------------------- OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. -------------------------------------------------------------------------------- 2. SHARES OF BENEFICIAL INTEREST The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows: YEAR ENDED JUNE 30, 2007 YEAR ENDED JUNE 30, 2006 SHARES AMOUNT SHARES AMOUNT --------------------------------------------------------------------------------------- Sold 592,354,857 $ 592,354,857 567,108,511 $ 567,108,511 Dividends and/or distributions reinvested 5,298,759 5,298,759 4,048,435 4,048,435 Redeemed (600,345,509) (600,345,509) (554,996,581) (554,996,581) ------------------------------------------------------------ Net increase (decrease) (2,691,893) $ (2,691,893) 16,160,365 $ 16,160,365 ============================================================ -------------------------------------------------------------------------------- 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of average net assets as shown in the following table: FEE SCHEDULE --------------------------------- Up to $250 million 0.500% Next $250 million 0.475 Next $250 million 0.450 Next $250 million 0.425 Over $1 billion 0.400 -------------------------------------------------------------------------------- ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns. -------------------------------------------------------------------------------- TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2007, the Trust paid $48,772 to SSI for services to the Trust. 16 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST -------------------------------------------------------------------------------- SERVICE PLAN (12b-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations. -------------------------------------------------------------------------------- WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time. SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time. -------------------------------------------------------------------------------- 4. RECENT ACCOUNTING PRONOUNCEMENTS In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Trust's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Trust's financial statements. The Manager will continue to monitor the Trust's tax positions prospectively for potential future impacts. In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                          Appendix A

              Description of Securities Ratings

Below is a description of the two highest rating  categories for Short Term Debt
and  Long   Term   Debt  by  the   "Nationally-Recognized   Statistical   Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust.  The ratings  descriptions  are based on information  supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following  rating  designations  for commercial paper (defined by Moody's as promissory  obligations not having original  maturity in excess of nine months), are  judged by  Moody's  to be  investment  grade,  and  indicate  the  relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics:  (a) leading market positions in well-established industries;  (b)  high  rates of  return  on funds  employed;  (c)  conservative capitalization  structure  with  moderate  reliance  on  debt  and  ample  asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash  generation;  and (e)  well-established  access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics  cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics,  while  still  appropriate,  may be more  affected  by external conditions. Ample alternate liquidity is maintained.

     Moody's  ratings  for  state  and  municipal  short-term   obligations  are
designated  "Moody's  Investment  Grade"  ("MIG").  Short-term  notes which have demand features may also be designated as "VMIG." These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality.  Excellent protection is afforded by established  cash flows,  highly reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of protection  are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies,
Inc. ("Standard and Poor's")

The following  ratings by Standard and Poor's for  commercial  paper (defined by
Standard  and Poor's as debt  having an  original  maturity  of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial  commitment on the obligation is strong.  Within this category,  a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2:  Obligation is somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic  conditions  than  obligations  in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:

SP-1:  Strong  capacity to pay principal and  interest.  An issue  determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability  to adverse  financial  and economic  changes over the term of the notes.

Standard and Poor's  assigns "dual  ratings" to all  municipal  debt issues that have a demand or double  feature as part of their  provisions.  The first rating addresses the  likelihood of repayment of principal and interest as due, and the second rating  addresses only the demand feature.  With short-term  demand debt,
Standard  and Poor's note  rating  symbols  are used with the  commercial  paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following short-term ratings to debt
obligations that are payable on demand or have original
maturities of generally up to three years, including
commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality.  Strongest  capacity for timely payment of financial commitments.  May have an added "+" to denote any  exceptionally  strong  credit feature.

F2: Good credit quality. A satisfactory capacity for timely
                   payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")
--------------------------------------------------------------

R-1:  Short term debt rated "R-1 (high)" is of the highest credit  quality,  and indicates  an entity  which  possesses  unquestioned  ability  to repay  current liabilities as they fall due.  Entities rated in this category normally maintain strong liquidity positions,  conservative debt levels and profitability which is both stable and above  average.  Companies  achieving an "R-1 (high)" rating are normally  leaders in  structurally  sound  industry  segments  with proven track records,  sustainable  positive  future  results and no  substantial  qualifying
negative   factors.   Given  the  extremely  tough  definition  which  DBRS  has established for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1
(high)" category (which few companies are able to achieve),  entities rated "R-1
(middle)" are also  considered  strong credits which  typically  exemplify above average strength in key areas of consideration  for debt protection.  Short term debt rated "R-1 (low)" is of satisfactory  credit quality.  The overall strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable as with higher rating categories,  but these  considerations are still
respectable.   Any  qualifying  negative  factors  which  exist  are  considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2:  Short term debt rated "R-2" is of adequate  credit  quality and within the three subset grades (high,  middle,  low),  debt  protection  ranges from having reasonable ability for timely repayment to a level which is considered only just adequate.  The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category,  and the past and future trend may suggest some risk of maintaining  the strength of key ratios in these areas.
Alternative sources of liquidity support are considered  satisfactory;  however, even the  strongest  liquidity  support  will not improve the  commercial  paper rating of the issuer.  The size of the entity may restrict its flexibility,  and its  relative  position in the  industry is not  typically as strong as the "R-1 credit".  Profitability trends, past and future, may be less favorable, earnings not as stable,  and there are often negative  qualifying  factors  present which could also make the entity more  vulnerable to adverse  changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These  ratings  are  relevant  for  securities  purchased  by the  Trust  with a remaining  maturity  of 397 days or less,  or for rating  issuers of  short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are  generally  referred  to as "gilt  edged."  Interest  payments  are protected  by a large or by an  exceptionally  stable  margin and  principal  is secure.  While the various protective elements are likely to change, the changes that can be  expected  are most  unlikely  to impair  the  fundamentally  strong position of such issues.

Aa:  Judged to be of high  quality  by all  standards.  Together  with the "Aaa"
group,  they  comprise what are generally  known as high-grade  bonds.  They are rated  lower than the best bonds  because  margins of  protection  may not be as large as with "Aaa"  securities or fluctuation of protective  elements may be of greater  amplitude  or  there  may be  other  elements  present  which  make the long-term risk appear somewhat larger than that of "Aaa" securities.

     Moody's  applies  numerical  modifiers  "1", "2" and "3" in its "Aa" rating classification.  The modifier "1"  indicates  that the  obligation  ranks in the higher  end of its  generic  rating  category;  the  modifier  "2"  indicates  a mid-range ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA:  Bonds  rated  "AAA" have the highest  rating  assigned  by Standard  &
Poor's.  The  obligor's  capacity  to  meet  its  financial  commitment  on  the obligation is extremely strong.

AA:  Bonds rated "AA" differ from the highest  rated  obligations  only in small degree. A strong capacity to meet its financial  commitment on the obligation is very strong.

Fitch

AAA:  Highest Credit  Quality.  "AAA" ratings  denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation  of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

     Because bonds rated in the "AAA" and "AA" categories are not  significantly vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated "F-1+."

                            3

--------------------------------------------------------------
Centennial California Tax Exempt Trust
--------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217-5254

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5143
1.800.525.9310

Custodian of Portfolio Securities
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Counsel to the Trust

Myer, Swanson, Adams & Wolf, P.C.
1350 Lawrence Street, Suite 100
Denver, CO 80204

Counsel to the Independent Trustees
Bell, Boyd & Lloyd, LLC
Three First National Plaza
70 West Madison Street, Suite 3300
Chicago, Illinois 60602-4207

PX0180.001. 0807.

(1).  In  accordance  with Rule 12b-1 of the  Investment  Company  Act,  the term  "Independent  Trustees"  in this
Statement of Additional  Information  refers to those  Trustees who are not  "interested  persons" of the Trust and who do not have any direct or indirect  financial  interest in the operation of the plan or any agreement under the plan.

                                      CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23.  Exhibits

(a)      (i) Declaration of Trust dated August 7, 1989:  Previously filed with  Registrant's  Initial  Registration
Statement  (8/11/89),  and refiled with Registrant's  Post-Effective  Amendment No. 6 (10/27/94),  pursuant to Item
102 of Regulation S-T, and incorporated herein by reference.

         (ii) Amendment to the  Declaration of Trust dated February 23, 2001:  Previously  filed with  Registrant's
Post Effective Amendment No. 16 (10/25/01), and incorporated herein by reference.

         (iii)  Amendment  No. 2 to the  Declaration  of  Trust  dated  August  27,  2002:  Previously  filed  with
Registrant's Post Effective Amendment No. 17 (10/18/02), and incorporated herein by reference.

(b)      By-Laws,  as amended and  restated  through  October 24, 2000:  Previously  filed with  Registrant's  Post
Effective Amendment No. 16 (10/25/01), and incorporated herein by reference.

(c)      Specimen  Share  Certificate:   Previously  filed  with  Registrant's  Post  Effective  Amendment  No.  16
(10/25/01), and incorporated herein by reference.

(d)      Investment  Advisory Agreement dated October 22, 1990:  Previously filed with Registrant's  Post-Effective
Amendment No. 2 (10/29/90),  refiled with Registrant's Post-Effective Amendment No. 6 (10/27/94),  pursuant to Item
102 of Regulation S-T and incorporated herein by reference.

(e)      (i)  General  Distributor's  Agreement  Centennial  Asset Management  Corporation  dated October 13, 1992:
         Previously filed with Registrant's Post Effective  Amendment No. 5 (10/28/93),  and incorporated herein by reference.

         (ii) Sub-Distributor's  Agreement  between  Centennial Asset Management  Corporation and  OppenheimerFunds
         Distributor,  Inc. dated May 28, 1993: Previously filed with Registrant's  Post-Effective  Amendment No. 5
         (10/28/93), and incorporated herein by reference.

         (iii) Form of Dealer Agreement of Centennial Asset Management  Corporation  (formerly  Centennial  Capital
         Corporation):  Previously filed with Post-Effective  Amendment No. 6 of Centennial  Government Trust (Reg.
         No. 2-75912),  (10/26/84),  refiled with Registrant's Post-Effective Amendment No. 6 (10/27/94),  pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(f)      Form of Compensation Deferral Agreement for Disinterested Trustees/Directors:  Filed with Post-Effective
Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/27/98, and
incorporated herein by reference.

(g)      (i) Global  Custodial  Services  Agreement  dated July 15,  2003,  as  amended  on July 26,  2007  between
Registrant and Citibank,  N.A.: Previously filed with Post-Effective  Amendment No. 1 to the Registration Statement
 of Oppenheimer  Rochester  Arizona  Municipal Fund (Reg. No.  333-132778),  07/27/07,  and incorporated  herein by reference.

(h)      Not applicable.

(i)      Opinion  and  Consent  of  Counsel  dated   February  20,  1990:   Previously   filed  with   Registrant's
Pre-Effective  Amendment  No. 2 (2/22/90),  refiled with  Registrant's  Post-Effective  Amendment No. 6 (10/27/94),
pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)      Independent Registered Public Accounting Firm's Consent:  Filed herewith.

(k)      Not applicable.

(l)      Investment  letter  from  Centennial  Asset  Management  Corporation  to  Registrant  dated  May 8,  1990:
Previously  filed with  Registrant's  Pre-Effective  Amendment  No. 3  (5/17/90),  and  refiled  with  Registrant's
Post-Effective  Amendment No. 6,  (10/27/94)  pursuant to Item 102 of  Regulation  S-T and  incorporated  herein by reference.

(m)      Service Plan and Agreement  between  Registrant and Centennial  Asset  Management  Corporation  under Rule
12b-1 dated August 24, 1993:  Previously filed with Registrant's  Post-Effective  Amendment No. 5, (10/28/93),  and
incorporated herein by reference.

(n)      Not applicable.

(o)      Powers of Attorney dated August 29, 2006 for all Trustees/Directors and Officers: Previously filed with
Post-Effective Amendment No. 27 to the Registration Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223),
(9/26/06), and incorporated herein by reference.

        (ii) Power of Attorney for Richard F. Grabish: Previously filed with the Registrant's Post-Effective
Amendment No. 20 (08/15/05), and incorporated herein by reference.

(p)      Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds dated March 31, 2006 under Rule 17j-1 of the Investment  Company Act of 1940:  Previously  filed with  Post-Effective  Amendment No. 13 to the  Registration
Statement of Oppenheimer MidCap Fund (Reg. No. 333-31533), 4/07/06, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust
filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding)
is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

(a)      Centennial Asset Management Corporation is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in
Parts A and B hereof and listed in Item 25(b) below.

(b)      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Centennial Asset Management Corporation is, or at any
time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

------------------------------------------ ---------------------------------------------------------------------------
Name and Current Position
with Centennial Asset
Management Corporation                     Other Business and Connections During the Past Two Years
------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

Timothy Abbuhl,                            Vice President of OppenheimerFunds, Inc. and OppenheimerFunds
Treasurer                                  Distributor, Inc.

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------
Robert Agan,                               Senior Vice President of OppenheimerFunds, Inc., Shareholder Financial
Vice President                             Services, Inc. and Shareholders Services, Inc.; Vice President of
                                           OppenheimerFunds Distributor, Inc. and OFI Private Investments, Inc.
------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

Carl Algermissen,                          Vice President and Associate Counsel of OppenheimerFunds, Inc.
Assistant Secretary

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------
Janette Aprilante,                         Vice President and Secretary of OppenheimerFunds, Inc. Secretary (since
Secretary                                  December 2001) of: OppenheimerFunds Distributor, Inc., HarbourView Asset
                                           Management Corporation (since June 2003), Oppenheimer Real Asset
                                           Management, Inc., Shareholder Financial Services, Inc., Shareholder
                                           Services, Inc., Trinity Investment Management Corporation (since January
                                           2005), OppenheimerFunds Legacy Program, OFI Private Investments, Inc.
                                           (since June 2003) and OFI Institutional Asset Management, Inc. (since
                                           June 2003). Assistant Secretary of OFI Trust Company (since December
                                           2001).
------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------
Susan Cornwell,                            Senior Vice President of OppenheimerFunds, Inc., Shareholder Financial
Vice President                             Services, Inc. and Shareholder Services, Inc.; Vice President of
                                           OppenheimerFunds Distributor, Inc. and OppenheimerFunds Legacy Program.
------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------
Kathleen T. Ives,                          Vice President and Assistant Secretary of OppenheimerFunds Distributor,
Assistant Secretary                        Inc. and Shareholder Services, Inc.; Vice President, Senior Counsel and
                                           Assistant Secretary of OppenheimerFunds, Inc. Assistant Secretary of
                                           OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc.
------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

Richard Knott,                             Senior Vice President of OppenheimerFunds Distributor, Inc.
Executive Vice President
& Director

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

David Robertson,                           Senior Vice President of OppenheimerFunds Distributor, Inc.
President & Director

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

Cameron Ullyatt,                           Vice President of OppenheimerFunds, Inc.
Vice President

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------

------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------
Mark S. Vandehey,                          Senior Vice President and Chief Compliance Officer of OppenheimerFunds,
Vice President & Chief Compliance Officer  Inc.; Vice President and Chief Compliance Officer of OppenheimerFunds
                                           Distributor, Inc. and Shareholder Services, Inc.; Chief Compliance
                                           Officer of HarbourView Asset Management Corporation, Real Asset
                                           Management, Inc., Shareholder Financial Services, Inc., Trinity
                                           Investment Management Corporation, OppenheimerFunds Legacy Program, OFI
                                           Private Investments Inc. and OFI Trust Company and OFI Institutional
                                           Asset Management, Inc.
------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------
Barry D. Weiss,                            Vice President of OppenheimerFunds, Inc. and of HarbourView Asset
Vice President                             Management Corporation.
------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------
Carol E. Wolf,                             Senior Vice President of OppenheimerFunds, Inc. and of HarbourView Asset
Vice President                             Management Corporation; serves on the Board of the Colorado Ballet.
------------------------------------------ ---------------------------------------------------------------------------
------------------------------------------ ---------------------------------------------------------------------------
Robert G. Zack                             Executive Vice President and General Counsel of OppenheimerFunds, Inc.;
General Counsel,                           General Counsel and Director of OppenheimerFunds Distributor, Inc.;
                                           Senior Vice President and General Counsel of HarbourView Asset Management
                                           Corporation and OFI Institutional Asset Management, Inc.; Senior Vice
                                           President, General Counsel and Director of Shareholder Financial
                                           Services, Inc., Shareholder Services, Inc., OFI Private Investments, Inc.
                                           and OFI Trust Company; Director and Assistant Secretary of
                                           OppenheimerFunds International Ltd and OppenheimerFunds plc; Secretary
                                           and General Counsel of Oppenheimer Acquisition Corp.; Director of
                                           Oppenheimer Real Asset Management, Inc. and OppenheimerFunds (Asia)
                                           Limited); Vice President of OppenheimerFunds Legacy Program.
------------------------------------------ ---------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals

Oppenheimer Portfolio Series (4 series)
     Conservative Investor Fund
     Moderate Investor Fund
     Active Allocation Fund
     Equity Investor Fund

Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer SMA Core Bond Fund
Oppenheimer SMA International Bond Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):

     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
    Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc., Shareholder Services,
Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program is
6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management
Corporation, Oppenheimer Acquisition Corp., OFI Private Investments Inc., OFI Institutional Asset Management,
Inc. Oppenheimer Real Asset Management, Inc. and OFI Trust Company is Two World Financial Center, 225 Liberty
Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 30 Herbert Street, Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania
16823.

The address of  OppenheimerFunds  International  Distributor  Limited is Suite 1601, Central Tower, 28 Queen's Road
Central, Hong Kong.

Item 27.  Principal Underwriter

(a)      Centennial Asset Management Corporation is the Distributor of Registrant's shares. It is also the
Distributor of each of the other registered open-end investment companies for which Centennial Asset Management
Corporation is the investment adviser, as described in Part A and B of this Registration Statement and listed in
Item 26(b) above.

(b)      The directors and officers of the Registrant's principal underwriter are:

------------------------------ ----------------------------------------------------- ---------------------------------
Name & Principal                                                                     Position(s) and Office(s)
Business Address               Position(s) & Office(s) with Underwriter              with Registrant
------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

Timothy Abbuhl(2)              Treasurer                                             None

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

Robert Agan(2)                 Vice President                                        None

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

Carl Algermissen(2)            Assistant Secretary                                   None

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------
Janette Aprilante(1)           Secretary                                             None
------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------
Susan Cornwell(2)              Vice President                                        None
------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------
Kathleen T. Ives(2)            Assistant Secretary                                   Assistant Secretary
------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

Richard Knott(1)               Executive Vice President & Director                   None

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

David Robertson(1)             President & Director                                  None

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

Cameron Ullyatt(2)             Vice President                                        Vice President & Portfolio
                                                                                     Manager

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------

------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------
Mark S. Vandehey(2)            Vice President and Chief Compliance Officer           Vice President and Chief
                                                                                     Compliance Officer
------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------
Barry D. Weiss(2)              Vice President                                        None
------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------
Carol E. Wolf(2)               Vice President                                        None
------------------------------ ----------------------------------------------------- ---------------------------------
------------------------------ ----------------------------------------------------- ---------------------------------
Robert G. Zack(1)              General Counsel                                       Secretary
------------------------------ ----------------------------------------------------- ---------------------------------

(1) Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(2)6803 South Tucson Way, Centennial, CO 80112-3924

(c)      Not applicable.

Item 27. Location of Accounts and Records

The accounts,  books and other documents  required to be maintained by Registrant  pursuant to Section 31(a) of the
Investment  Company Act of 1940 and rules promulgated  thereunder are in the possession of  OppenheimerFunds,  Inc.
at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 28. Management Services

Not applicable

Item 29. Undertakings

Not applicable.

                                                    SIGNATURES

Pursuant  to the  requirements  of the  Securities  Act of 1933  and/or the  Investment  Company  Act of 1940,  the
Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to Rule 485(b) under the  Securities  Act of 1933 and has duly caused this  Registration  Statement to be signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of New York and State of New York on the
20th day of August, 2007.

                                                                             CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                                                                           By:  /s/ John V. Murphy*
                                                                      ---------------------------------------------
                                                                                       John V. Murphy, President, &
                                                                                        Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

/s/ William L. Armstrong *                  Chairman of the                             August 20, 2007
----------------------------------          Board of Trustees
William L. Armstrong

/s/ John V. Murphy*                         President & Principal

----------------------------------          Executive Officer and Trustee               August 20, 2007
John V. Murphy

/s/ Brian W. Wixted*                        Treasurer & Principal                       August 20, 2007
----------------------------------          Financial &
Brian W. Wixted                             Accounting Officer

/s/ George Bowen*                           Trustee                                     August 20, 2007

----------------------------------
George Bowen

s/ Edward L. Cameron *                      Trustee                                     August 20, 2007

----------------------------------
Edward L. Cameron

/s/ Jon S. Fossel*                          Trustee                                     August 20, 2007

----------------------------------
Jon S. Fossel

/s/ Sam Freedman*                           Trustee                                     August 20, 2007

----------------------------------
Sam Freedman

/s/Richard F. Grabish*                      Trustee                                     August 20, 2007

----------------------------------
Richard F. Grabish

/s/ Beverly L. Hamilton*                    Trustee                                     August 20, 2007

----------------------------------
Beverly L. Hamilton

/s/ Robert J. Malone*                       Trustee                                     August 20, 2007

----------------------------------
Robert J. Malone

/s/ F. William Marshall, Jr.                Trustee                                     August 20, 2007

----------------------------------
F. William Marshall, Jr.

*By: /s/ Kathleen T. Ives

-----------------------------------------

Kathleen T. Ives, Attorney-in-Fact

                                      CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                        Registration Statement No. 33-30471

                                                   EXHIBIT INDEX

Exhibit No.                         Description

23(j)                               Independent Registered Public Accounting Firm's consent